UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2005 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

1.811311.108

AFF5-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.2%
	Shares	Value
Commodity Funds - 3.8%
Fidelity Series Commodity Strategy Fund (a)	1,270,777	$ 11,182,837
Domestic Equity Funds - 22.4%
Fidelity Advisor Equity Growth Fund Institutional Class	136,701	8,944,343
Fidelity Advisor Growth & Income Fund Institutional Class	236,276	4,720,787
Fidelity Advisor Large Cap Fund Institutional Class	219,710	4,710,586
Fidelity Advisor Series Equity-Income Fund	623,105	6,224,822
Fidelity Advisor Series Mega Cap Fund	139,325	1,403,006
Fidelity Advisor Series Opportunistic Insights Fund	444,448	4,466,701
Fidelity Advisor Series Stock Selector Large Cap Value Fund	623,146	6,250,154
Fidelity Advisor Small Cap Fund Institutional Class	149,329	3,577,930
Fidelity Series 100 Index Fund	157,185	1,480,687
Fidelity Series All-Sector Equity Fund	986,305	11,825,799
Fidelity Series Large Cap Value Fund	654,851	7,301,588
Fidelity Series Real Estate Equity Fund	84,500	1,023,292
Fidelity Series Small Cap Opportunities Fund	380,728	4,199,427
TOTAL DOMESTIC EQUITY FUNDS		66,129,122
TOTAL DOMESTIC EQUITY FUNDS (Cost $72,899,406)		77,311,959
International Equity Funds - 10.1%

Developed International Equity Funds - 7.8%
Fidelity Series International Growth Fund	856,456	10,183,267
Fidelity Series International Small Cap Fund	170,688	2,205,283
Fidelity Series International Value Fund	1,104,406	10,370,372
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		22,758,922
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund	399,877	6,857,886
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $26,976,498)		29,616,808
Bond Funds - 34.6%
	Shares	Value
High Yield Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund	152,607	$ 1,701,570
Fidelity Series Floating Rate High Income Fund	272,121	2,846,390
Fidelity Series High Income Fund	1,348,569	13,944,207
Fidelity Series Real Estate Income Fund	135,851	1,517,453
TOTAL HIGH YIELD BOND FUNDS		20,009,620
Inflation-Protected Bond Funds - 9.6%
Fidelity Series Inflation-Protected Bond Index Fund	2,492,928	28,319,658
Investment Grade Bond Funds - 18.2%
Fidelity Series Investment Grade Bond Fund	4,641,801	53,798,476
TOTAL BOND FUNDS (Cost $97,057,572)		102,127,754
Short-Term Funds - 29.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,120,635	38,527,935
Fidelity Institutional Money Market Portfolio Institutional Class	47,224,494	47,224,494
TOTAL SHORT-TERM FUNDS (Cost $85,215,649)		85,752,429
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $282,149,125)		294,808,950
NET OTHER ASSETS (LIABILITIES) - 0.0%		(58,213)
NET ASSETS - 100%		$ 294,750,737
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $283,291,880. Net unrealized appreciation aggregated $11,517,070, of which $13,986,252 related to appreciated investment securities and $2,469,182 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2020 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

1.811328.108

AFF20-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.8%
	Shares	Value
Commodity Funds - 5.8%
Fidelity Series Commodity Strategy Fund (a)	20,279,809	$ 178,462,316
Domestic Equity Funds - 35.0%
Fidelity Advisor Equity Growth Fund Institutional Class	2,218,291	145,142,772
Fidelity Advisor Growth & Income Fund Institutional Class	3,829,531	76,514,030
Fidelity Advisor Large Cap Fund Institutional Class	3,614,178	77,487,973
Fidelity Advisor Series Equity-Income Fund	10,389,367	103,789,780
Fidelity Advisor Series Mega Cap Fund	2,324,025	23,402,929
Fidelity Advisor Series Opportunistic Insights Fund	7,408,520	74,455,628
Fidelity Advisor Series Stock Selector Large Cap Value Fund	10,377,685	104,088,185
Fidelity Advisor Small Cap Fund Institutional Class	2,419,309	57,966,648
Fidelity Series 100 Index Fund	2,495,327	23,505,977
Fidelity Series All-Sector Equity Fund	16,027,864	192,174,091
Fidelity Series Large Cap Value Fund	10,094,186	112,550,172
Fidelity Series Real Estate Equity Fund	1,318,789	15,970,532
Fidelity Series Small Cap Opportunities Fund	6,164,480	67,994,212
TOTAL DOMESTIC EQUITY FUNDS		1,075,042,929
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,207,078,270)		1,253,505,245
International Equity Funds - 15.7%

Developed International Equity Funds - 12.2%
Fidelity Series International Growth Fund	14,154,760	168,300,095
Fidelity Series International Small Cap Fund	2,712,491	35,045,382
Fidelity Series International Value Fund	18,387,859	172,661,992
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		376,007,469
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund	6,336,159	108,665,122
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $447,543,003)		484,672,591
Bond Funds - 37.5%
	Shares	Value
High Yield Bond Funds - 7.9%
Fidelity Series Emerging Markets Debt Fund	1,740,588	$ 19,407,557
Fidelity Series Floating Rate High Income Fund	2,848,432	29,794,598
Fidelity Series High Income Fund	17,243,833	178,301,237
Fidelity Series Real Estate Income Fund	1,424,187	15,908,166
TOTAL HIGH YIELD BOND FUNDS		243,411,558
Inflation-Protected Bond Funds - 8.3%
Fidelity Series Inflation-Protected Bond Index Fund	22,360,547	254,015,816
Investment Grade Bond Funds - 21.3%
Fidelity Series Investment Grade Bond Fund	56,664,071	656,736,579
TOTAL BOND FUNDS (Cost $1,117,106,349)		1,154,163,953
Short-Term Funds - 6.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	8,971,999	83,888,193
Fidelity Institutional Money Market Portfolio Institutional Class	101,238,363	101,238,363
TOTAL SHORT-TERM FUNDS (Cost $184,046,278)		185,126,556
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,955,773,900)		3,077,468,345
NET OTHER ASSETS (LIABILITIES) - 0.0%		(664,433)
NET ASSETS - 100%		$ 3,076,803,912
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $2,961,455,217. Net unrealized appreciation aggregated $116,013,128, of which $162,976,903 related to appreciated investment securities and $46,963,775 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2030 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

1.811336.108

AFF30-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.3%
	Shares	Value
Commodity Funds - 7.4%
Fidelity Series Commodity Strategy Fund (a)	22,598,880	$ 198,870,147
Domestic Equity Funds - 43.9%
Fidelity Advisor Equity Growth Fund Institutional Class	2,485,871	162,650,545
Fidelity Advisor Growth & Income Fund Institutional Class	4,242,115	84,757,466
Fidelity Advisor Large Cap Fund Institutional Class	3,998,441	85,726,585
Fidelity Advisor Series Equity-Income Fund	11,445,525	114,340,793
Fidelity Advisor Series Mega Cap Fund	2,560,307	25,782,292
Fidelity Advisor Series Opportunistic Insights Fund	8,161,468	82,022,754
Fidelity Advisor Series Stock Selector Large Cap Value Fund	11,432,556	114,668,539
Fidelity Advisor Small Cap Fund Institutional Class	2,714,930	65,049,713
Fidelity Series 100 Index Fund	2,788,778	26,270,289
Fidelity Series All-Sector Equity Fund	17,688,194	212,081,444
Fidelity Series Large Cap Value Fund	10,742,617	119,780,181
Fidelity Series Real Estate Equity Fund	1,454,448	17,613,363
Fidelity Series Small Cap Opportunities Fund	6,901,185	76,120,071
TOTAL DOMESTIC EQUITY FUNDS		1,186,864,035
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,348,981,131)		1,385,734,182
International Equity Funds - 19.8%

Developed International Equity Funds - 15.4%
Fidelity Series International Growth Fund	15,629,961	185,840,235
Fidelity Series International Small Cap Fund	2,994,141	38,684,302
Fidelity Series International Value Fund	20,312,516	190,734,528
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		415,259,065
Emerging Markets Equity Funds - 4.4%
Fidelity Series Emerging Markets Fund	7,002,815	120,098,270
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $494,457,227)		535,357,335
Bond Funds - 28.9%
	Shares	Value
High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund	1,635,150	$ 18,231,922
Fidelity Series Floating Rate High Income Fund	1,984,227	20,755,009
Fidelity Series High Income Fund	18,556,965	191,879,014
Fidelity Series Real Estate Income Fund	992,930	11,091,024
TOTAL HIGH YIELD BOND FUNDS		241,956,969
Inflation-Protected Bond Funds - 2.4%
Fidelity Series Inflation-Protected Bond Index Fund	5,639,310	64,062,561
Investment Grade Bond Funds - 17.6%
Fidelity Series Investment Grade Bond Fund	41,131,746	476,716,940
TOTAL BOND FUNDS (Cost $767,181,510)		782,736,470
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,610,619,868)		2,703,827,987
NET OTHER ASSETS (LIABILITIES) - 0.0%		(565,633)
NET ASSETS - 100%		$ 2,703,262,354
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $2,615,593,501. Net unrealized appreciation aggregated $88,234,486, of which $141,683,846 related to appreciated investment securities and $53,449,360 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2035 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

1.811337.108

AFF35-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.1%
	Shares	Value
Commodity Funds - 8.5%
Fidelity Series Commodity Strategy Fund (a)	18,082,489	$ 159,125,901
Domestic Equity Funds - 50.6%
Fidelity Advisor Equity Growth Fund Institutional Class	1,996,677	130,642,599
Fidelity Advisor Growth & Income Fund Institutional Class	3,414,095	68,213,623
Fidelity Advisor Large Cap Fund Institutional Class	3,214,852	68,926,427
Fidelity Advisor Series Equity-Income Fund	9,099,470	90,903,704
Fidelity Advisor Series Mega Cap Fund	2,035,436	20,496,841
Fidelity Advisor Series Opportunistic Insights Fund	6,488,645	65,210,885
Fidelity Advisor Series Stock Selector Large Cap Value Fund	9,089,544	91,168,129
Fidelity Advisor Small Cap Fund Institutional Class	2,175,813	52,132,476
Fidelity Series 100 Index Fund	2,256,705	21,258,165
Fidelity Series All-Sector Equity Fund	14,207,235	170,344,750
Fidelity Series Large Cap Value Fund	8,662,882	96,591,129
Fidelity Series Real Estate Equity Fund	1,169,744	14,165,606
Fidelity Series Small Cap Opportunities Fund	5,532,260	61,020,829
TOTAL DOMESTIC EQUITY FUNDS		951,075,163
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,088,071,215)		1,110,201,064
International Equity Funds - 22.8%

Developed International Equity Funds - 17.7%
Fidelity Series International Growth Fund	12,524,605	148,917,552
Fidelity Series International Small Cap Fund	2,397,400	30,974,409
Fidelity Series International Value Fund	16,274,494	152,817,499
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		332,709,460
Emerging Markets Equity Funds - 5.1%
Fidelity Series Emerging Markets Fund	5,618,559	96,358,289
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $396,632,441)		429,067,749
Bond Funds - 18.1%
	Shares	Value
High Yield Bond Funds - 8.3%
Fidelity Series Emerging Markets Debt Fund	1,136,985	$ 12,677,382
Fidelity Series Floating Rate High Income Fund	714,196	7,470,486
Fidelity Series High Income Fund	12,759,005	131,928,107
Fidelity Series Real Estate Income Fund	365,744	4,085,365
TOTAL HIGH YIELD BOND FUNDS		156,161,340
Investment Grade Bond Funds - 9.8%
Fidelity Series Investment Grade Bond Fund	15,960,277	184,979,608
TOTAL BOND FUNDS (Cost $332,237,133)		341,140,948
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,816,940,789)		1,880,409,761
NET OTHER ASSETS (LIABILITIES) - 0.0%		(368,159)
NET ASSETS - 100%		$ 1,880,041,602
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,821,181,693. Net unrealized appreciation aggregated $59,228,068, of which $101,510,139 related to appreciated investment securities and $42,282,071 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2050 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

1.843409.106

AFF50-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.6%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund (a)	5,968,591	$ 52,523,600
Domestic Equity Funds - 53.6%
Fidelity Advisor Equity Growth Fund Institutional Class	655,487	42,888,502
Fidelity Advisor Growth & Income Fund Institutional Class	1,126,978	22,517,030
Fidelity Advisor Large Cap Fund Institutional Class	1,060,269	22,732,171
Fidelity Advisor Series Equity-Income Fund	2,980,195	29,772,146
Fidelity Advisor Series Mega Cap Fund	666,631	6,712,978
Fidelity Advisor Series Opportunistic Insights Fund	2,125,123	21,357,484
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2,976,859	29,857,894
Fidelity Advisor Small Cap Fund Institutional Class	714,597	17,121,749
Fidelity Series 100 Index Fund	752,317	7,086,828
Fidelity Series All-Sector Equity Fund	4,672,281	56,020,649
Fidelity Series Large Cap Value Fund	2,859,809	31,886,873
Fidelity Series Real Estate Equity Fund	384,298	4,653,848
Fidelity Series Small Cap Opportunities Fund	1,818,611	20,059,277
TOTAL DOMESTIC EQUITY FUNDS		312,667,429
TOTAL DOMESTIC EQUITY FUNDS (Cost $339,292,014)		365,191,029
International Equity Funds - 24.0%

Developed International Equity Funds - 18.6%
Fidelity Series International Growth Fund	4,094,985	48,689,372

	Shares	Value
Fidelity Series International Small Cap Fund	782,993	$ 10,116,274
Fidelity Series International Value Fund	5,327,219	50,022,588
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		108,828,234
Emerging Markets Equity Funds - 5.4%
Fidelity Series Emerging Markets Fund	1,836,586	31,497,453
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $128,841,683)		140,325,687
Bond Funds - 13.4%

High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund	392,328	4,374,454
Fidelity Series Floating Rate High Income Fund	41,973	439,033
Fidelity Series High Income Fund	5,237,263	54,153,300
Fidelity Series Real Estate Income Fund	23,886	266,811
TOTAL HIGH YIELD BOND FUNDS		59,233,598
Investment Grade Bond Funds - 3.3%
Fidelity Series Investment Grade Bond Fund	1,641,850	19,029,036
TOTAL BOND FUNDS (Cost $75,955,927)		78,262,634
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $544,089,624)		583,779,350
NET OTHER ASSETS (LIABILITIES) - 0.0%		(114,731)
NET ASSETS - 100%		$ 583,664,619
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $546,086,942. Net unrealized appreciation aggregated $37,692,408, of which $49,511,010 related to appreciated investment securities and $11,818,602 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2015 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

1.811321.108

AFF15-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.6%
	Shares	Value
Commodity Funds - 5.2%
Fidelity Series Commodity Strategy Fund (a)	11,179,366	$ 98,378,425
Domestic Equity Funds - 31.4%
Fidelity Advisor Equity Growth Fund Institutional Class	1,233,758	80,724,809
Fidelity Advisor Growth & Income Fund Institutional Class	2,106,658	42,091,037
Fidelity Advisor Large Cap Fund Institutional Class	1,987,911	42,620,807
Fidelity Advisor Series Equity-Income Fund	5,694,689	56,889,943
Fidelity Advisor Series Mega Cap Fund	1,273,864	12,827,807
Fidelity Advisor Series Opportunistic Insights Fund	4,060,867	40,811,714
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,688,460	57,055,254
Fidelity Advisor Small Cap Fund Institutional Class	1,346,296	32,257,258
Fidelity Series 100 Index Fund	1,379,131	12,991,414
Fidelity Series All-Sector Equity Fund	8,805,841	105,582,036
Fidelity Series Large Cap Value Fund	5,386,109	60,055,114
Fidelity Series Real Estate Equity Fund	724,460	8,773,208
Fidelity Series Small Cap Opportunities Fund	3,427,354	37,803,716
TOTAL DOMESTIC EQUITY FUNDS		590,484,117
TOTAL DOMESTIC EQUITY FUNDS (Cost $657,724,973)		688,862,542
International Equity Funds - 14.0%

Developed International Equity Funds - 10.9%
Fidelity Series International Growth Fund	7,717,323	91,758,967
Fidelity Series International Small Cap Fund	1,479,310	19,112,688
Fidelity Series International Value Fund	10,021,561	94,102,462
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		204,974,117
Emerging Markets Equity Funds - 3.1%
Fidelity Series Emerging Markets Fund	3,456,065	59,271,519
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $241,727,872)		264,245,636
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	1,015,373	$ 11,321,411
Fidelity Series Floating Rate High Income Fund	1,957,641	20,476,926
Fidelity Series High Income Fund	8,675,994	89,709,774
Fidelity Series Real Estate Income Fund	987,759	11,033,272
TOTAL HIGH YIELD BOND FUNDS		132,541,383
Inflation-Protected Bond Funds - 10.2%
Fidelity Series Inflation-Protected Bond Index Fund	16,855,334	191,476,599
Investment Grade Bond Funds - 22.5%
Fidelity Series Investment Grade Bond Fund	36,510,629	423,158,191
TOTAL BOND FUNDS (Cost $713,884,275)		747,176,173
Short-Term Funds - 9.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	8,826,258	82,525,514
Fidelity Institutional Money Market Portfolio Institutional Class	99,478,132	99,478,132
TOTAL SHORT-TERM FUNDS (Cost $180,570,578)		182,003,646
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,793,907,698)		1,882,287,997
NET OTHER ASSETS (LIABILITIES) - 0.0%		(402,530)
NET ASSETS - 100%		$ 1,881,885,467
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,797,429,930. Net unrealized appreciation aggregated $84,858,067, of which $106,620,835 related to appreciated investment securities and $21,762,768 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2000 Fund®

December 31, 2012

1.811312.108

F00-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.6%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund (a)	2,255,913	$ 19,852,036
Domestic Equity Funds - 12.7%
Fidelity Blue Chip Growth Fund	282,968	13,879,564
Fidelity Disciplined Equity Fund	120,976	2,948,187
Fidelity Growth Company Fund	222,804	20,805,467
Fidelity Series 100 Index Fund	496,890	4,680,702
Fidelity Series All-Sector Equity Fund	1,683,196	20,181,523
Fidelity Series Equity-Income Fund	1,261,920	12,568,718
Fidelity Series Intrinsic Opportunities Fund	252,477	2,572,737
Fidelity Series Large Cap Value Fund	1,483,453	16,540,500
Fidelity Series Mega Cap Fund	467,288	4,686,898
Fidelity Series Opportunistic Insights Fund	933,488	9,353,547
Fidelity Series Real Estate Equity Fund	165,353	2,002,430
Fidelity Series Small Cap Opportunities Fund	476,401	5,254,701
Fidelity Series Stock Selector Large Cap Value Fund	1,255,281	12,577,915
Fidelity Small Cap Growth Fund	185,906	2,935,450
Fidelity Small Cap Value Fund	193,332	3,128,117
TOTAL DOMESTIC EQUITY FUNDS		134,116,456
TOTAL DOMESTIC EQUITY FUNDS (Cost $131,425,106)		153,968,492
International Equity Funds - 5.7%

Developed International Equity Funds - 4.4%
Fidelity Series International Growth Fund	1,756,310	20,882,522
Fidelity Series International Small Cap Fund	335,879	4,339,554
Fidelity Series International Value Fund	2,273,941	21,352,305
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		46,574,381
Emerging Markets Equity Funds - 1.3%
Fidelity Series Emerging Markets Fund	799,767	13,716,009
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $54,324,868)		60,290,390
Bond Funds - 40.8%
	Shares	Value
High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund	619,282	$ 6,904,997
Fidelity Series Floating Rate High Income Fund	1,482,641	15,508,422
Fidelity Series High Income Fund	5,022,286	51,930,441
Fidelity Series Real Estate Income Fund	738,850	8,252,959
TOTAL HIGH YIELD BOND FUNDS		82,596,819
Inflation-Protected Bond Funds - 11.9%
Fidelity Series Inflation-Protected Bond Index Fund	11,058,105	125,620,067
Investment Grade Bond Funds - 21.1%
Fidelity Series Investment Grade Bond Fund	19,228,424	222,857,434
TOTAL BOND FUNDS (Cost $396,448,165)		431,074,320
Short-Term Funds - 38.9%

Fidelity Institutional Money Market Portfolio Institutional Class	224,064,545	224,064,545
Fidelity Short-Term Bond Fund	21,769,174	187,214,897
TOTAL SHORT-TERM FUNDS (Cost $414,041,638)		411,279,442
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $996,239,777)		1,056,612,644
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,202)
NET ASSETS - 100%		$ 1,056,606,442
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $997,071,729. Net unrealized appreciation aggregated $59,540,915, of which $66,716,833 related to appreciated investment securities and $7,175,918 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2005 Fund®

December 31, 2012

1.811313.108

F05-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.5%
	Shares	Value
Commodity Funds - 3.9%
Fidelity Series Commodity Strategy Fund (a)	3,169,178	$ 27,888,766
Domestic Equity Funds - 22.6%
Fidelity Blue Chip Growth Fund	350,344	17,184,354
Fidelity Disciplined Equity Fund	149,125	3,634,182
Fidelity Growth Company Fund	262,736	24,534,260
Fidelity Series 100 Index Fund	606,284	5,711,198
Fidelity Series All-Sector Equity Fund	2,039,519	24,453,827
Fidelity Series Equity-Income Fund	1,531,081	15,249,566
Fidelity Series Intrinsic Opportunities Fund	195,683	1,994,007
Fidelity Series Large Cap Value Fund	1,844,977	20,571,495
Fidelity Series Mega Cap Fund	566,439	5,681,387
Fidelity Series OpportunisticInsights Fund	1,131,387	11,336,498
Fidelity Series Real Estate Equity Fund	200,804	2,431,740
Fidelity Series Small Cap Opportunities Fund	592,016	6,529,935
Fidelity Series Stock Selector Large Cap Value Fund	1,525,652	15,287,037
Fidelity Small Cap Growth Fund	232,804	3,675,974
Fidelity Small Cap Value Fund	241,908	3,914,079
TOTAL DOMESTIC EQUITY FUNDS		162,189,539
TOTAL DOMESTIC EQUITY FUNDS (Cost $191,218,609)		190,078,305
International Equity Funds - 10.1%

Developed International Equity Funds - 7.7%
Fidelity Series International Growth Fund	2,091,306	24,865,630
Fidelity Series International Small Cap Fund	417,111	5,389,080
Fidelity Series International Value Fund	2,698,107	25,335,226
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		55,589,936
Emerging Markets Equity Funds - 2.4%
Fidelity Series Emerging Markets Fund	1,004,413	17,225,675
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $70,576,088)		72,815,611
Bond Funds - 35.3%
	Shares	Value
High Yield Bond Funds - 7.3%
Fidelity Series Emerging Markets Debt Fund	440,599	$ 4,912,682
Fidelity Series Floating Rate High Income Fund	827,986	8,660,737
Fidelity Series High Income Fund	3,321,419	34,343,475
Fidelity Series Real Estate Income Fund	414,707	4,632,282
TOTAL HIGH YIELD BOND FUNDS		52,549,176
Inflation-Protected Bond Funds - 9.7%
Fidelity Series Inflation-Protected Bond Index Fund	6,117,681	69,496,857
Investment Grade Bond Funds - 18.3%
Fidelity Series Investment Grade Bond Fund	11,307,466	131,053,530
TOTAL BOND FUNDS (Cost $247,774,703)		253,099,563
Short-Term Funds - 28.1%

Fidelity Institutional Money Market Portfolio Institutional Class	111,403,883	111,403,883
Fidelity Short-Term Bond Fund	10,528,770	90,547,420
TOTAL SHORT-TERM FUNDS (Cost $202,975,623)		201,951,303
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $712,545,023)		717,944,782
NET OTHER ASSETS (LIABILITIES) - 0.0%		(53)
NET ASSETS - 100%		$ 717,944,729
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $714,440,395. Net unrealized appreciation aggregated $3,504,387, of which $17,147,952 related to appreciated investment securities and $13,643,565 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2010 Fund®

December 31, 2012

1.811322.108

F10-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.5%
	Shares	Value
Commodity Funds - 4.9%
Fidelity Series Commodity Strategy Fund (a)	33,477,888	$ 294,605,412
Domestic Equity Funds - 30.6%
Fidelity Blue Chip Growth Fund	3,887,022	190,658,447
Fidelity Disciplined Equity Fund	1,673,774	40,789,868
Fidelity Growth Company Fund	3,093,690	288,888,786
Fidelity Series 100 Index Fund	6,873,902	64,752,154
Fidelity Series All-Sector Equity Fund	23,289,816	279,244,889
Fidelity Series Equity-Income Fund	17,645,204	175,746,228
Fidelity Series Intrinsic Opportunities Fund	1,845,060	18,801,157
Fidelity Series Large Cap Value Fund	21,385,663	238,450,142
Fidelity Series Mega Cap Fund	6,525,411	65,449,869
Fidelity Series Opportunistic Insights Fund	13,018,625	130,446,624
Fidelity Series Real Estate Equity Fund	2,205,611	26,709,944
Fidelity Series Small Cap Opportunities Fund	6,494,643	71,635,909
Fidelity Series Stock Selector Large Cap Value Fund	17,612,389	176,476,137
Fidelity Small Cap Growth Fund	2,551,697	40,291,302
Fidelity Small Cap Value Fund	2,652,753	42,921,536
TOTAL DOMESTIC EQUITY FUNDS		1,851,262,992
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,124,826,299)		2,145,868,404
International Equity Funds - 13.5%

Developed International Equity Funds - 10.5%
Fidelity Series International Growth Fund	23,905,871	284,240,811
Fidelity Series International Small Cap Fund	4,563,425	58,959,454
Fidelity Series International Value Fund	30,990,913	291,004,676
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		634,204,941
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	10,753,249	184,418,212
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $793,815,021)		818,623,153
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 8.0%
Fidelity Series Emerging Markets Debt Fund	4,310,200	$ 48,058,729
Fidelity Series Floating Rate High Income Fund	8,999,676	94,136,616
Fidelity Series High Income Fund	28,209,055	291,681,632
Fidelity Series Real Estate Income Fund	4,474,333	49,978,305
TOTAL HIGH YIELD BOND FUNDS		483,855,282
Inflation-Protected Bond Funds - 10.5%
Fidelity Series Inflation-Protected Bond Index Fund	55,826,849	634,193,004
Investment Grade Bond Funds - 21.5%
Fidelity Series Investment Grade Bond Fund	112,085,354	1,299,069,251
TOTAL BOND FUNDS (Cost $2,353,422,957)		2,417,117,537
Short-Term Funds - 11.0%

Fidelity Institutional Money Market Portfolio Institutional Class	361,134,668	361,134,668
Fidelity Short-Term Bond Fund	35,526,130	305,524,715
TOTAL SHORT-TERM FUNDS (Cost $675,112,958)		666,659,383
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,947,177,235)		6,048,268,477
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,466)
NET ASSETS - 100%		$ 6,048,259,011
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $5,964,972,409. Net unrealized appreciation aggregated $83,296,068, of which $217,713,972 related to appreciated investment securities and $134,417,904 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2015 Fund®

December 31, 2012

1.811323.108

F15-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.4%
	Shares	Value
Commodity Funds - 5.2%
Fidelity Series Commodity Strategy Fund (a)	38,143,045	$ 335,658,798
Domestic Equity Funds - 31.2%
Fidelity Blue Chip Growth Fund	4,270,297	209,458,047
Fidelity Disciplined Equity Fund	1,853,214	45,162,813
Fidelity Growth Company Fund	3,395,319	317,054,847
Fidelity Series 100 Index Fund	7,624,438	71,822,202
Fidelity Series All-Sector Equity Fund	25,654,847	307,601,620
Fidelity Series Equity-Income Fund	19,319,767	192,424,877
Fidelity Series Intrinsic Opportunities Fund	1,998,417	20,363,870
Fidelity Series Large Cap Value Fund	23,487,365	261,884,117
Fidelity Series Mega Cap Fund	7,145,633	71,670,700
Fidelity Series Opportunistic Insights Fund	14,252,654	142,811,594
Fidelity Series Real Estate Equity Fund	2,409,602	29,180,282
Fidelity Series Small Cap Opportunities Fund	7,140,521	78,759,945
Fidelity Series Stock Selector Large Cap Value Fund	19,279,512	193,180,707
Fidelity Small Cap Growth Fund	2,801,708	44,238,967
Fidelity Small Cap Value Fund	2,910,311	47,088,824
TOTAL DOMESTIC EQUITY FUNDS		2,032,703,412
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,277,165,031)		2,368,362,210
International Equity Funds - 14.1%

Developed International Equity Funds - 10.9%
Fidelity Series International Growth Fund	26,713,124	317,619,045
Fidelity Series International Small Cap Fund	5,121,483	66,169,558
Fidelity Series International Value Fund	34,671,810	325,568,292
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		709,356,895
Emerging Markets Equity Funds - 3.2%
Fidelity Series Emerging Markets Fund	12,049,768	206,653,529
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $873,425,896)		916,010,424
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund	4,572,879	$ 50,987,600
Fidelity Series Floating Rate High Income Fund	9,207,865	96,314,265
Fidelity Series High Income Fund	29,762,015	307,739,232
Fidelity Series Real Estate Income Fund	4,581,085	51,170,719
TOTAL HIGH YIELD BOND FUNDS		506,211,816
Inflation-Protected Bond Funds - 10.1%
Fidelity Series Inflation-Protected Bond Index Fund	57,925,900	658,038,229
Investment Grade Bond Funds - 22.1%
Fidelity Series Investment Grade Bond Fund	124,538,929	1,443,406,189
TOTAL BOND FUNDS (Cost $2,501,484,171)		2,607,656,234
Short-Term Funds - 9.5%

Fidelity Institutional Money Market Portfolio Institutional Class	336,581,507	336,581,507
Fidelity Short-Term Bond Fund	32,918,132	283,095,932
TOTAL SHORT-TERM FUNDS (Cost $621,451,399)		619,677,439
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,273,526,497)		6,511,706,307
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,137)
NET ASSETS - 100%		$ 6,511,697,170
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $6,286,145,575. Net unrealized appreciation aggregated $225,560,732, of which $345,645,018 related to appreciated investment securities and $120,084,286 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2020 Fund®

December 31, 2012

1.811330.108

F20-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.0%
	Shares	Value
Commodity Funds - 5.8%
Fidelity Series Commodity Strategy Fund (a)	89,502,199	$ 787,619,348
Domestic Equity Funds - 35.2%
Fidelity Blue Chip Growth Fund	10,143,018	497,515,040
Fidelity Disciplined Equity Fund	4,400,827	107,248,142
Fidelity Growth Company Fund	8,031,913	750,020,043
Fidelity Series 100 Index Fund	18,034,166	169,881,840
Fidelity Series All-Sector Equity Fund	60,779,534	728,746,615
Fidelity Series Equity-Income Fund	45,838,600	456,552,457
Fidelity Series Intrinsic Opportunities Fund	4,398,560	44,821,326
Fidelity Series Large Cap Value Fund	56,003,714	624,441,409
Fidelity Series Mega Cap Fund	16,948,501	169,993,469
Fidelity Series Opportunistic Insights Fund	33,811,408	338,790,304
Fidelity Series Real Estate Equity Fund	5,801,103	70,251,360
Fidelity Series Small Cap Opportunities Fund	16,983,875	187,332,142
Fidelity Series Stock Selector Large Cap Value Fund	45,775,517	458,670,678
Fidelity Small Cap Growth Fund	6,653,216	105,054,278
Fidelity Small Cap Value Fund	6,915,780	111,897,319
TOTAL DOMESTIC EQUITY FUNDS		4,821,216,422
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,291,681,453)		5,608,835,770
International Equity Funds - 15.9%

Developed International Equity Funds - 12.3%
Fidelity Series International Growth Fund	63,345,537	753,178,435
Fidelity Series International Small Cap Fund	12,132,080	156,746,474
Fidelity Series International Value Fund	82,213,452	771,984,312
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,681,909,221
Emerging Markets Equity Funds - 3.6%
Fidelity Series Emerging Markets Fund	28,515,079	489,033,597
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,068,897,041)		2,170,942,818
Bond Funds - 37.6%
	Shares	Value
High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund	10,527,290	$ 117,379,281
Fidelity Series Floating Rate High Income Fund	18,176,844	190,129,793
Fidelity Series High Income Fund	76,296,362	788,904,379
Fidelity Series Real Estate Income Fund	9,027,719	100,839,619
TOTAL HIGH YIELD BOND FUNDS		1,197,253,072
Inflation-Protected Bond Funds - 8.1%
Fidelity Series Inflation-Protected Bond Index Fund	97,572,986	1,108,429,116
Investment Grade Bond Funds - 20.8%
Fidelity Series Investment Grade Bond Fund	245,159,743	2,841,401,423
TOTAL BOND FUNDS (Cost $4,967,896,856)		5,147,083,611
Short-Term Funds - 5.5%

Fidelity Institutional Money Market Portfolio Institutional Class	409,660,041	409,660,041
Fidelity Short-Term Bond Fund	40,015,496	344,133,266
TOTAL SHORT-TERM FUNDS (Cost $751,315,208)		753,793,307
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,079,790,558)		13,680,655,506
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,694)
NET ASSETS - 100%		$ 13,680,650,812
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $13,109,541,477. Net unrealized appreciation aggregated $571,114,029, of which $850,324,672 related to appreciated investment securities and $279,210,643 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2025 Fund®

December 31, 2012

1.811340.108

F25-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.7%
	Shares	Value
Commodity Funds - 7.0%
Fidelity Series Commodity Strategy Fund (a)	63,779,807	$ 561,262,300
Domestic Equity Funds - 41.7%
Fidelity Blue Chip Growth Fund	7,013,817	344,027,703
Fidelity Disciplined Equity Fund	3,072,475	74,876,227
Fidelity Growth Company Fund	5,572,080	520,320,800
Fidelity Series 100 Index Fund	12,567,940	118,389,994
Fidelity Series All-Sector Equity Fund	42,100,595	504,786,130
Fidelity Series Equity-Income Fund	31,482,723	313,567,923
Fidelity Series Intrinsic Opportunities Fund	2,742,882	27,949,971
Fidelity Series Large Cap Value Fund	38,936,862	434,146,016
Fidelity Series Mega Cap Fund	11,638,828	116,737,445
Fidelity Series Opportunistic Insights Fund	23,216,058	232,624,896
Fidelity Series Real Estate Equity Fund	3,906,010	47,301,779
Fidelity Series Small Cap Opportunities Fund	11,762,321	129,738,403
Fidelity Series Stock Selector Large Cap Value Fund	31,449,199	315,120,973
Fidelity Small Cap Growth Fund	4,605,228	72,716,543
Fidelity Small Cap Value Fund	4,781,774	77,369,095
TOTAL DOMESTIC EQUITY FUNDS		3,329,673,898
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,798,914,363)		3,890,936,198
International Equity Funds - 19.0%

Developed International Equity Funds - 14.7%
Fidelity Series International Growth Fund	44,275,476	526,435,410
Fidelity Series International Small Cap Fund	8,472,051	109,458,904
Fidelity Series International Value Fund	57,563,452	540,520,819
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,176,415,133
Emerging Markets Equity Funds - 4.3%
Fidelity Series Emerging Markets Fund	19,899,447	341,275,512
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,431,681,818)		1,517,690,645
Bond Funds - 31.8%
	Shares	Value
High Yield Bond Funds - 9.3%
Fidelity Series Emerging Markets Debt Fund	6,110,018	$ 68,126,705
Fidelity Series Floating Rate High Income Fund	8,104,205	84,769,989
Fidelity Series High Income Fund	53,306,234	551,186,455
Fidelity Series Real Estate Income Fund	4,051,896	45,259,675
TOTAL HIGH YIELD BOND FUNDS		749,342,824
Inflation-Protected Bond Funds - 5.3%
Fidelity Series Inflation-Protected Bond Index Fund	37,205,651	422,656,199
Investment Grade Bond Funds - 17.2%
Fidelity Series Investment Grade Bond Fund	118,500,941	1,373,425,900
TOTAL BOND FUNDS (Cost $2,453,493,319)		2,545,424,923
Short-Term Funds - 0.5%

Fidelity Institutional Money Market Portfolio Institutional Class	21,738,109	21,738,109
Fidelity Short-Term Bond Fund	2,103,025	18,086,013
TOTAL SHORT-TERM FUNDS (Cost $39,689,050)		39,824,122
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,723,778,550)		7,993,875,888
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,003)
NET ASSETS - 100%		$ 7,993,874,885
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $7,735,849,904. Net unrealized appreciation aggregated $258,025,984, of which $439,331,438 related to appreciated investment securities and $181,305,454 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2035 Fund®

December 31, 2012

1.811348.108

F35-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 58.8%
	Shares	Value
Commodity Funds - 8.5%
Fidelity Series Commodity Strategy Fund (a)	52,897,187	$ 465,495,243
Domestic Equity Funds - 50.3%
Fidelity Blue Chip Growth Fund	5,781,747	283,594,689
Fidelity Disciplined Equity Fund	2,537,210	61,831,796
Fidelity Growth Company Fund	4,595,351	429,113,898
Fidelity Series 100 Index Fund	10,341,349	97,415,508
Fidelity Series All-Sector Equity Fund	34,674,187	415,743,497
Fidelity Series Equity-Income Fund	25,965,114	258,612,535
Fidelity Series Intrinsic Opportunities Fund	2,045,674	20,845,422
Fidelity Series Large Cap Value Fund	32,197,240	358,999,227
Fidelity Series Mega Cap Fund	9,596,628	96,254,181
Fidelity Series Opportunistic Insights Fund	19,146,838	191,851,321
Fidelity Series Real Estate Equity Fund	3,194,887	38,690,078
Fidelity Series Small Cap Opportunities Fund	9,703,032	107,024,439
Fidelity Series Stock Selector Large Cap Value Fund	25,948,034	259,999,298
Fidelity Small Cap Growth Fund	3,794,519	59,915,447
Fidelity Small Cap Value Fund	3,938,702	63,728,200
TOTAL DOMESTIC EQUITY FUNDS		2,743,619,536
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,144,336,775)		3,209,114,779
International Equity Funds - 22.7%

Developed International Equity Funds - 17.6%
Fidelity Series International Growth Fund	36,229,366	430,767,166
Fidelity Series International Small Cap Fund	6,879,919	88,888,556
Fidelity Series International Value Fund	47,107,919	442,343,358
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		961,999,080
Emerging Markets Equity Funds - 5.1%
Fidelity Series Emerging Markets Fund	16,234,526	278,422,126
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,175,643,879)		1,240,421,206
Bond Funds - 18.5%
	Shares	Value
High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund	4,502,722	$ 50,205,354
Fidelity Series Floating Rate High Income Fund	2,957,158	30,931,870
Fidelity Series High Income Fund	36,245,864	374,782,233
Fidelity Series Real Estate Income Fund	1,503,603	16,795,250
TOTAL HIGH YIELD BOND FUNDS		472,714,707
Investment Grade Bond Funds - 9.8%
Fidelity Series Investment Grade Bond Fund	46,043,593	533,645,247
TOTAL BOND FUNDS (Cost $980,011,036)		1,006,359,954
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,299,991,690)		5,455,895,939
NET OTHER ASSETS (LIABILITIES) - 0.0%		(53)
NET ASSETS - 100%		$ 5,455,895,886
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $5,311,498,293. Net unrealized appreciation aggregated $144,397,646, of which $302,366,574 related to appreciated investment securities and $157,968,928 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2040 Fund®

December 31, 2012

1.811349.108

F40-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.6%
	Shares	Value
Commodity Funds - 8.6%
Fidelity Series Commodity Strategy Fund (a)	65,026,530	$ 572,233,467
Domestic Equity Funds - 51.0%
Fidelity Blue Chip Growth Fund	7,173,851	351,877,406
Fidelity Disciplined Equity Fund	3,102,232	75,601,382
Fidelity Growth Company Fund	5,653,313	527,906,332
Fidelity Series 100 Index Fund	12,690,875	119,548,043
Fidelity Series All-Sector Equity Fund	42,741,620	512,472,028
Fidelity Series Equity-Income Fund	32,315,117	321,858,565
Fidelity Series Intrinsic Opportunities Fund	2,527,572	25,755,963
Fidelity Series Large Cap Value Fund	39,673,174	442,355,886
Fidelity Series Mega Cap Fund	11,944,447	119,802,802
Fidelity Series Opportunistic Insights Fund	23,826,706	238,743,599
Fidelity Series Real Estate Equity Fund	3,923,659	47,515,507
Fidelity Series Small Cap Opportunities Fund	11,955,623	131,870,518
Fidelity Series Stock Selector Large Cap Value Fund	32,291,992	323,565,756
Fidelity Small Cap Growth Fund	4,676,005	73,834,122
Fidelity Small Cap Value Fund	4,855,871	78,568,000
TOTAL DOMESTIC EQUITY FUNDS		3,391,275,909
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,866,836,168)		3,963,509,376
International Equity Funds - 23.0%

Developed International Equity Funds - 17.8%
Fidelity Series International Growth Fund	44,604,253	530,344,569
Fidelity Series International Small Cap Fund	8,359,070	107,999,185
Fidelity Series International Value Fund	58,023,668	544,842,245
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,183,185,999
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund	20,059,423	344,019,105
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,470,130,941)		1,527,205,104
Bond Funds - 17.4%
	Shares	Value
High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund	5,769,605	$ 64,331,101
Fidelity Series Floating Rate High Income Fund	3,210,104	33,577,688
Fidelity Series High Income Fund	46,689,699	482,771,488
Fidelity Series Real Estate Income Fund	1,634,479	18,257,129
TOTAL HIGH YIELD BOND FUNDS		598,937,406
Investment Grade Bond Funds - 8.4%
Fidelity Series Investment Grade Bond Fund	48,299,472	559,790,878
TOTAL BOND FUNDS (Cost $1,136,718,934)		1,158,728,284
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,473,686,043)		6,649,442,764
NET OTHER ASSETS (LIABILITIES) - 0.0%		(78)
NET ASSETS - 100%		$ 6,649,442,686
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $6,494,962,622. Net unrealized appreciation aggregated $154,480,142, of which $380,680,181 related to appreciated investment securities and $226,200,039 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2045® Fund

December 31, 2012

1.843410.106

F45-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund (a)	24,320,541	$ 214,020,765
Domestic Equity Funds - 52.5%
Fidelity Blue Chip Growth Fund	2,637,306	129,359,857
Fidelity Disciplined Equity Fund	1,162,138	28,321,315
Fidelity Growth Company Fund	2,086,542	194,841,318
Fidelity Series 100 Index Fund	4,707,701	44,346,539
Fidelity Series All-Sector Equity Fund	15,728,157	188,580,602
Fidelity Series Equity-Income Fund	11,673,581	116,268,864
Fidelity Series Intrinsic Opportunities Fund	903,689	9,208,595
Fidelity Series Large Cap Value Fund	14,626,407	163,084,442
Fidelity Series Mega Cap Fund	4,313,279	43,262,192
Fidelity Series Opportunistic Insights Fund	8,609,500	86,267,191
Fidelity Series Real Estate Equity Fund	1,448,011	17,535,409
Fidelity Series Small Cap Opportunities Fund	4,394,645	48,472,940
Fidelity Series Stock Selector Large Cap Value Fund	11,671,662	116,950,049
Fidelity Small Cap Growth Fund	1,721,427	27,181,334
Fidelity Small Cap Value Fund	1,785,856	28,895,151
TOTAL DOMESTIC EQUITY FUNDS		1,242,575,798
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,288,637,475)		1,456,596,563
International Equity Funds - 23.2%

Developed International Equity Funds - 18.0%
Fidelity Series International Growth Fund	15,939,638	189,522,300
Fidelity Series International Small Cap Fund	3,049,031	39,393,479
Fidelity Series International Value Fund	20,867,029	195,941,406
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		424,857,185
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund	7,164,088	122,864,108
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $503,630,602)		547,721,293
Bond Funds - 15.3%
	Shares	Value
High Yield Bond Funds - 10.4%
Fidelity Series Emerging Markets Debt Fund	2,067,121	$ 23,048,394
Fidelity Series Floating Rate High Income Fund	598,105	6,256,174
Fidelity Series High Income Fund	20,686,366	213,897,025
Fidelity Series Real Estate Income Fund	317,989	3,551,932
TOTAL HIGH YIELD BOND FUNDS		246,753,525
Investment Grade Bond Funds - 4.9%
Fidelity Series Investment Grade Bond Fund	10,004,181	115,948,455
TOTAL BOND FUNDS (Cost $349,749,702)		362,701,980
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,142,017,779)		2,367,019,836
NET OTHER ASSETS (LIABILITIES) - 0.0%		(20)
NET ASSETS - 100%		$ 2,367,019,816
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $2,152,415,936. Net unrealized appreciation aggregated $214,603,900, of which $268,049,752 related to appreciated investment securities and $53,445,852 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2050 Fund®

December 31, 2012

1.843411.106

F50-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund (a)	20,721,458	$ 182,348,831
Domestic Equity Funds - 53.3%
Fidelity Blue Chip Growth Fund	2,249,213	110,323,918
Fidelity Disciplined Equity Fund	983,500	23,967,904
Fidelity Growth Company Fund	1,773,872	165,644,133
Fidelity Series 100 Index Fund	3,994,249	37,625,830
Fidelity Series All-Sector Equity Fund	13,392,391	160,574,764
Fidelity Series Equity-Income Fund	10,044,825	100,046,460
Fidelity Series Intrinsic Opportunities Fund	767,948	7,825,393
Fidelity Series Large Cap Value Fund	12,457,985	138,906,538
Fidelity Series Mega Cap Fund	3,711,831	37,229,665
Fidelity Series Opportunistic Insights Fund	7,407,748	74,225,631
Fidelity Series Real Estate Equity Fund	1,202,485	14,562,094
Fidelity Series Small Cap Opportunities Fund	3,753,695	41,403,254
Fidelity Series Stock Selector Large Cap Value Fund	10,041,709	100,617,922
Fidelity Small Cap Growth Fund	1,466,601	23,157,635
Fidelity Small Cap Value Fund	1,523,364	24,648,024
TOTAL DOMESTIC EQUITY FUNDS		1,060,759,165
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,114,375,397)		1,243,107,996
International Equity Funds - 23.9%

Developed International Equity Funds - 18.5%
Fidelity Series International Growth Fund	13,778,817	163,830,132
Fidelity Series International Small Cap Fund	2,628,448	33,959,550
Fidelity Series International Value Fund	18,165,973	170,578,482
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		368,368,164
Emerging Markets Equity Funds - 5.4%
Fidelity Series Emerging Markets Fund	6,213,776	106,566,256
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $439,543,240)		474,934,420
Bond Funds - 13.7%
	Shares	Value
High Yield Bond Funds - 10.3%
Fidelity Series Emerging Markets Debt Fund	1,758,010	$ 19,601,813
Fidelity Series Floating Rate High Income Fund	191,276	2,000,748
Fidelity Series High Income Fund	17,646,224	182,461,953
Fidelity Series Real Estate Income Fund	113,575	1,268,632
TOTAL HIGH YIELD BOND FUNDS		205,333,146
Investment Grade Bond Funds - 3.4%
Fidelity Series Investment Grade Bond Fund	5,773,356	66,913,199
TOTAL BOND FUNDS (Cost $265,263,578)		272,246,345
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,819,182,215)		1,990,288,761
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12)
NET ASSETS - 100%		$ 1,990,288,749
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,827,749,273. Net unrealized appreciation aggregated $162,539,488, of which $211,333,877 related to appreciated investment securities and $48,794,389 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom 2030 Fund®

December 31, 2012

1.811347.108

F30-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.1%
	Shares	Value
Commodity Funds - 7.3%
Fidelity Series Commodity Strategy Fund (a)	87,481,830	$ 769,840,106
Domestic Equity Funds - 43.8%
Fidelity Blue Chip Growth Fund	9,703,667	475,964,889
Fidelity Disciplined Equity Fund	4,204,187	102,456,040
Fidelity Growth Company Fund	7,713,410	720,278,259
Fidelity Series 100 Index Fund	17,225,736	162,266,438
Fidelity Series All-Sector Equity Fund	58,149,786	697,215,933
Fidelity Series Equity-Income Fund	43,916,391	437,407,250
Fidelity Series Intrinsic Opportunities Fund	3,718,067	37,887,100
Fidelity Series Large Cap Value Fund	53,824,158	600,139,362
Fidelity Series Mega Cap Fund	16,234,305	162,830,084
Fidelity Series Opportunistic Insights Fund	32,384,584	324,493,536
Fidelity Series Real Estate Equity Fund	5,429,392	65,749,937
Fidelity Series Small Cap Opportunities Fund	16,246,722	179,201,344
Fidelity Series Stock Selector Large Cap Value Fund	43,874,858	439,626,075
Fidelity Small Cap Growth Fund	6,363,210	100,475,085
Fidelity Small Cap Value Fund	6,610,077	106,951,051
TOTAL DOMESTIC EQUITY FUNDS		4,612,942,383
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,156,354,168)		5,382,782,489
International Equity Funds - 19.8%

Developed International Equity Funds - 15.3%
Fidelity Series International Growth Fund	60,897,581	724,072,237
Fidelity Series International Small Cap Fund	11,528,103	148,943,095
Fidelity Series International Value Fund	79,100,179	742,750,679
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,615,766,011
Emerging Markets Equity Funds - 4.5%
Fidelity Series Emerging Markets Fund	27,302,611	468,239,786
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,991,427,679)		2,084,005,797
Bond Funds - 29.1%
	Shares	Value
High Yield Bond Funds - 9.6%
Fidelity Series Emerging Markets Debt Fund	8,675,641	$ 96,733,394
Fidelity Series Floating Rate High Income Fund	11,005,521	115,117,754
Fidelity Series High Income Fund	70,870,081	732,796,636
Fidelity Series Real Estate Income Fund	5,492,430	61,350,440
TOTAL HIGH YIELD BOND FUNDS		1,005,998,224
Inflation-Protected Bond Funds - 2.2%
Fidelity Series Inflation-Protected Bond Index Fund	20,697,299	235,121,320
Investment Grade Bond Funds - 17.3%
Fidelity Series Investment Grade Bond Fund	157,531,823	1,825,793,831
TOTAL BOND FUNDS (Cost $3,019,573,519)		3,066,913,375
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,167,355,366)		10,533,701,661
NET OTHER ASSETS (LIABILITIES) - 0.0%		(186)
NET ASSETS - 100%		$ 10,533,701,475
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $10,196,352,941. Net unrealized appreciation aggregated $337,348,720, of which $623,550,255 related to appreciated investment securities and $286,201,535 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2055 Fund

December 31, 2012

1.927052.101

FF55-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Commodity Funds - 9.7%
Fidelity Series Commodity Strategy Fund (a)	1,146,829	$ 10,092,094
Domestic Equity Funds - 55.8%
Fidelity Blue Chip Growth Fund	127,929	6,274,928
Fidelity Disciplined Equity Fund	58,447	1,424,349
Fidelity Growth Company Fund	97,776	9,130,329
Fidelity Series 100 Index Fund	239,384	2,255,000
Fidelity Series All-Sector Equity Fund	765,851	9,182,549
Fidelity Series Equity-Income Fund	502,257	5,002,483
Fidelity Series Intrinsic Opportunities Fund	37,599	383,130
Fidelity Series Large Cap Value Fund	691,299	7,707,983
Fidelity Series Mega Cap Fund	185,712	1,862,687
Fidelity Series Opportunistic Insights Fund	370,231	3,709,719
Fidelity Series Real Estate Equity Fund	77,127	934,003
Fidelity Series Small Cap Opportunities Fund	218,796	2,413,320
Fidelity Series Stock Selector Large Cap Value Fund	501,555	5,025,578
Fidelity Small Cap Growth Fund	83,762	1,322,599
Fidelity Small Cap Value Fund	85,425	1,382,172
TOTAL DOMESTIC EQUITY FUNDS		58,010,829
TOTAL DOMESTIC EQUITY FUNDS (Cost $68,092,239)		68,102,923
International Equity Funds - 24.4%

Developed International Equity Funds - 18.7%
Fidelity Series International Growth Fund	738,081	8,775,785
Fidelity Series International Small Cap Fund	137,947	1,782,269
Fidelity Series International Value Fund	950,740	8,927,446
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		19,485,500

	Shares	Value
Emerging Markets Equity Funds - 5.7%
Fidelity Series Emerging Markets Fund	344,886	$ 5,914,803
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,630,062)		25,400,303
Bond Funds - 10.1%

High Yield Bond Funds - 9.8%
Fidelity Series Emerging Markets Debt Fund	58,903	656,768
Fidelity Series Floating Rate High Income Fund	1,221	12,771
Fidelity Series High Income Fund	918,940	9,501,845
Fidelity Series Real Estate Income Fund	1,160	12,961
TOTAL HIGH YIELD BOND FUNDS		10,184,345
Investment Grade Bond Funds - 0.3%
Fidelity Series Investment Grade Bond Fund	29,930	346,884
TOTAL BOND FUNDS (Cost $10,195,985)		10,531,229
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,918,286)		104,034,455
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$ 104,034,455
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $102,196,996. Net unrealized appreciation aggregated $1,837,459, of which $3,138,656 related to appreciated investment securities and $1,301,197 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2050 Fund

December 31, 2012

1.907122.103

FF-K-50-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.7%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F (a)	24,681,023	$ 218,180,246
Domestic Equity Funds - 53.6%
Fidelity Blue Chip Growth Fund Class F	2,752,234	135,217,277
Fidelity Disciplined Equity Fund Class F	1,202,734	29,238,469
Fidelity Growth Company Fund Class F	2,166,641	202,060,968
Fidelity Series 100 Index Fund	4,882,703	45,995,065
Fidelity Series All-Sector Equity Fund Class F	16,419,489	196,705,481
Fidelity Series Equity Income Fund Class F	11,915,452	118,677,898
Fidelity Series Intrinsic Opportunities Fund Class F	918,599	9,360,527
Fidelity Series Large Cap Value Fund Class F	15,214,836	169,341,125
Fidelity Series Mega Cap Fund Class F	4,403,467	44,166,775
Fidelity Series Opportunistic Insights Fund Class F	8,788,527	88,061,042
Fidelity Series Real Estate Equity Fund Class F	1,330,979	16,118,152
Fidelity Series Small Cap Opportunities Fund Class F	4,589,830	50,855,313
Fidelity Series Stock Selector Large Cap Value Fund	11,910,462	119,342,829
Fidelity Small Cap Growth Fund Class F	1,781,531	28,361,971
Fidelity Small Cap Value Fund Class F	1,861,546	30,157,051
TOTAL DOMESTIC EQUITY FUNDS		1,283,659,943
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,479,650,867)		1,501,840,189
International Equity Funds - 24.0%

Developed International Equity Funds - 18.5%
Fidelity Series International Growth Fund Class F	16,561,182	197,243,682
Fidelity Series International Small Cap Fund Class F	3,156,424	40,812,558
Fidelity Series International Value Fund Class F	21,810,017	205,014,158
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		443,070,398
Emerging Markets Equity Funds - 5.5%
Fidelity Series Emerging Markets Fund Class F	7,686,203	132,048,973
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $534,248,247)		575,119,371
Bond Funds - 13.3%
	Shares	Value
High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund Class F	1,703,149	$ 18,990,116
Fidelity Series Floating Rate High Income Fund Class F	185,467	1,939,981
Fidelity Series High Income Fund Class F	21,311,231	220,358,131
Fidelity Series Real Estate Income Fund Class F	111,461	1,245,024
TOTAL HIGH YIELD BOND FUNDS		242,533,252
Investment Grade Bond Funds - 3.2%
Fidelity Series Investment Grade Bond Fund Class F	6,543,820	75,842,873
TOTAL BOND FUNDS (Cost $307,464,963)		318,376,125
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,321,364,077)		2,395,335,685
NET OTHER ASSETS (LIABILITIES) - 0.0%		(98,960)
NET ASSETS - 100%		$ 2,395,236,725
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $2,326,545,237. Net unrealized appreciation aggregated $68,790,448, of which $115,558,285 related to appreciated investment securities and $46,767,837 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2020 Fund

December 31, 2012

1.907109.103

FF-K-20-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.2%
	Shares	Value
Commodity Funds - 5.8%
Fidelity Series Commodity Strategy Fund Class F (a)	94,901,118	$ 838,925,884
Domestic Equity Funds - 35.4%
Fidelity Blue Chip Growth Fund Class F	10,798,956	530,552,711
Fidelity Disciplined Equity Fund Class F	4,710,708	114,517,323
Fidelity Growth Company Fund Class F	8,566,677	798,928,290
Fidelity Series 100 Index Fund	19,238,721	181,228,756
Fidelity Series All-Sector Equity Fund Class F	64,869,403	777,135,444
Fidelity Series Equity Income Fund Class F	48,161,710	479,690,633
Fidelity Series Intrinsic Opportunities Fund Class F	4,650,439	47,387,972
Fidelity Series Large Cap Value Fund Class F	59,829,462	665,901,916
Fidelity Series Mega Cap Fund Class F	17,808,720	178,621,459
Fidelity Series Opportunistic Insights Fund Class F	35,529,362	356,004,203
Fidelity Series Real Estate Equity Fund Class F	5,429,750	65,754,268
Fidelity Series Small Cap Opportunities Fund Class F	18,051,470	200,010,289
Fidelity Series Stock Selector Large Cap Value Fund	48,095,908	481,920,999
Fidelity Small Cap Growth Fund Class F	7,044,434	112,147,387
Fidelity Small Cap Value Fund Class F	7,366,228	119,332,897
TOTAL DOMESTIC EQUITY FUNDS		5,109,134,547
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,761,621,370)		5,948,060,431
International Equity Funds - 15.9%

Developed International Equity Funds - 12.3%
Fidelity Series International Growth Fund Class F	67,261,843	801,088,548
Fidelity Series International Small Cap Fund Class F	12,875,971	166,486,310
Fidelity Series International Value Fund Class F	87,264,336	820,284,761
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,787,859,619
Emerging Markets Equity Funds - 3.6%
Fidelity Series Emerging Markets Fund Class F	30,356,707	521,528,219
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,136,964,258)		2,309,387,838
Bond Funds - 37.4%
	Shares	Value
High Yield Bond Funds - 8.3%
Fidelity Series Emerging Markets Debt Fund Class F	9,292,913	$ 103,615,982
Fidelity Series Floating Rate High Income Fund Class F	16,059,235	167,979,602
Fidelity Series High Income Fund Class F	81,253,966	840,166,005
Fidelity Series Real Estate Income Fund Class F	7,990,228	89,250,844
TOTAL HIGH YIELD BOND FUNDS		1,201,012,433
Inflation-Protected Bond Funds - 8.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	103,827,095	1,179,475,803
Investment Grade Bond Funds - 20.9%
Fidelity Series Investment Grade Bond Fund Class F	260,423,059	3,018,303,252
TOTAL BOND FUNDS (Cost $5,313,106,310)		5,398,791,488
Short-Term Funds - 5.5%

Fidelity Institutional Money Market Portfolio Class F	431,656,471	431,656,471
Fidelity Short Term Bond Fund Class F	42,210,967	362,592,205
TOTAL SHORT-TERM FUNDS (Cost $790,379,176)		794,248,676
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,002,071,114)		14,450,488,433
NET OTHER ASSETS (LIABILITIES) - 0.0%		(605,477)
NET ASSETS - 100%		$ 14,449,882,956
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $14,026,674,843. Net unrealized appreciation aggregated $423,813,590, of which $622,744,707 related to appreciated investment securities and $198,931,117 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2010 Fund

December 31, 2012

1.907105.103

FF-K-10-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.6%
	Shares	Value
Commodity Funds - 4.9%
Fidelity Series Commodity Strategy Fund Class F (a)	24,783,176	$ 219,083,276
Domestic Equity Funds - 30.7%
Fidelity Blue Chip Growth Fund Class F	2,892,014	142,084,647
Fidelity Disciplined Equity Fund Class F	1,250,554	30,400,971
Fidelity Growth Company Fund Class F	2,308,009	215,244,921
Fidelity Series 100 Index Fund	5,118,562	48,216,853
Fidelity Series All-Sector Equity Fund Class F	17,373,442	208,133,838
Fidelity Series Equity Income FundClass F	13,027,597	129,754,868
Fidelity Series Intrinsic Opportunities Fund Class F	1,372,119	13,981,896
Fidelity Series Large Cap Value Fund Class F	15,963,089	177,669,175
Fidelity Series Mega Cap Fund Class F	4,817,849	48,323,025
Fidelity Series Opportunistic Insights Fund Class F	9,613,176	96,324,023
Fidelity Series Real Estate Equity Fund Class F	1,469,971	17,801,353
Fidelity Series Small Cap Opportunities Fund Class F	4,820,835	53,414,851
Fidelity Series Stock Selector Large Cap Value Fund	13,003,588	130,295,953
Fidelity Small Cap Growth Fund Class F	1,887,464	30,048,421
Fidelity Small Cap Value Fund Class F	1,974,610	31,988,680
TOTAL DOMESTIC EQUITY FUNDS		1,373,683,475
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,528,191,602)		1,592,766,751
International Equity Funds - 13.6%

Developed International Equity Funds - 10.5%
Fidelity Series International Growth Fund Class F	17,813,307	212,156,486
Fidelity Series International Small Cap Fund Class F	3,400,883	43,973,414
Fidelity Series International Value Fund Class F	23,080,944	216,960,878
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		473,090,778
Emerging Markets Equity Funds - 3.1%
Fidelity Series Emerging Markets Fund Class F	8,018,144	137,751,706
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $565,062,713)		610,842,484
Bond Funds - 39.8%
	Shares	Value
High Yield Bond Funds - 7.7%
Fidelity Series Emerging Markets Debt Fund Class F	2,827,275	$ 31,524,118
Fidelity Series Floating Rate High Income Fund Class F	5,906,165	61,778,488
Fidelity Series High Income Fund Class F	21,019,561	217,342,257
Fidelity Series Real Estate Income Fund Class F	2,939,988	32,839,670
TOTAL HIGH YIELD BOND FUNDS		343,484,533
Inflation-Protected Bond Funds - 10.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	41,594,681	472,515,574
Investment Grade Bond Funds - 21.6%
Fidelity Series Investment Grade Bond Fund Class F	83,285,241	965,275,937
TOTAL BOND FUNDS (Cost $1,742,644,938)		1,781,276,044
Short-Term Funds - 11.0%

Fidelity Institutional Money Market Portfolio Class F	266,591,396	266,591,396
Fidelity Short Term Bond Fund Class F	26,275,803	225,709,146
TOTAL SHORT-TERM FUNDS (Cost $488,893,556)		492,300,542
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,324,792,809)		4,477,185,821
NET OTHER ASSETS (LIABILITIES) - 0.0%		(188,491)
NET ASSETS - 100%		$ 4,476,997,330
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $4,332,410,859. Net unrealized appreciation aggregated $144,774,962, of which $194,976,144 related to appreciated investment securities and $50,201,182 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2025 Fund

December 31, 2012

1.907112.103

FF-K-25-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.0%
	Shares	Value
Commodity Funds - 7.1%
Fidelity Series Commodity Strategy Fund Class F (a)	69,433,610	$ 613,793,109
Domestic Equity Funds - 41.9%
Fidelity Blue Chip Growth Fund Class F	7,726,907	379,622,937
Fidelity Disciplined Equity Fund Class F	3,392,520	82,472,172
Fidelity Growth Company Fund Class F	6,142,366	572,837,081
Fidelity Series 100 Index Fund	13,846,735	130,436,247
Fidelity Series All-Sector Equity Fund Class F	46,471,500	556,728,565
Fidelity Series Equity Income Fund Class F	34,061,463	339,252,170
Fidelity Series Intrinsic Opportunities Fund Class F	2,967,760	30,241,472
Fidelity Series Large Cap Value Fund Class F	42,943,646	477,962,781
Fidelity Series Mega Cap Fund Class F	12,592,424	126,302,015
Fidelity Series Opportunistic Insights Fund Class F	25,119,856	251,700,956
Fidelity Series Real Estate Equity Fund Class F	3,798,245	45,996,751
Fidelity Series Small Cap Opportunities Fund Class F	12,931,675	143,282,961
Fidelity Series Stock Selector Large Cap Value Fund	34,024,581	340,926,299
Fidelity Small Cap Growth Fund Class F	5,038,638	80,215,112
Fidelity Small Cap Value Fund Class F	5,263,687	85,271,726
TOTAL DOMESTIC EQUITY FUNDS		3,643,249,245
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,144,363,241)		4,257,042,354
International Equity Funds - 19.1%

Developed International Equity Funds - 14.8%
Fidelity Series International Growth Fund Class F	48,340,404	575,734,215
Fidelity Series International Small Cap Fund Class F	9,242,608	119,506,921
Fidelity Series International Value Fund Class F	62,815,782	590,468,350
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,285,709,486
Emerging Markets Equity Funds - 4.3%
Fidelity Series Emerging Markets Fund Class F	21,761,043	373,854,714
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,538,812,450)		1,659,564,200
Bond Funds - 31.4%
	Shares	Value
High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund Class F	5,465,684	$ 60,942,376
Fidelity Series Floating Rate High Income Fund Class F	7,258,821	75,927,269
Fidelity Series High Income Fund Class F	58,897,426	608,999,382
Fidelity Series Real Estate Income Fund Class F	3,640,659	40,666,157
TOTAL HIGH YIELD BOND FUNDS		786,535,184
Inflation-Protected Bond Funds - 5.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	40,176,581	456,405,961
Investment Grade Bond Funds - 17.2%
Fidelity Series Investment Grade Bond Fund Class F	128,603,250	1,490,511,671
TOTAL BOND FUNDS (Cost $2,692,413,799)		2,733,452,816
Short-Term Funds - 0.5%

Fidelity Institutional Money Market Portfolio Class F	21,792,951	21,792,951
Fidelity Short Term Bond Fund Class F	2,116,019	18,176,606
TOTAL SHORT-TERM FUNDS (Cost $39,854,921)		39,969,557
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,415,444,411)		8,690,028,927
NET OTHER ASSETS (LIABILITIES) - 0.0%		(359,663)
NET ASSETS - 100%		$ 8,689,669,264
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $8,431,416,387. Net unrealized appreciation aggregated $258,612,540, of which $395,715,780 related to appreciated investment securities and $137,103,240 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® Income Fund

December 31, 2012

1.907099.103

FF-K-INC-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.6%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund Class F (a)	3,220,967	$ 28,473,344
Domestic Equity Funds - 12.7%
Fidelity Blue Chip Growth Fund Class F	407,631	20,026,902
Fidelity Disciplined Equity Fund Class F	174,601	4,244,558
Fidelity Growth Company Fund Class F	319,271	29,775,231
Fidelity Series 100 Index Fund	721,547	6,796,968
Fidelity Series All-Sector Equity Fund Class F	2,437,324	29,199,146
Fidelity Series Equity Income Fund Class F	1,760,329	17,532,874
Fidelity Series Intrinsic Opportunities Fund Class F	357,478	3,642,704
Fidelity Series Large Cap Value Fund Class F	2,122,940	23,628,325
Fidelity Series Mega Cap Fund Class F	652,172	6,541,289
Fidelity Series Opportunistic Insights Fund Class F	1,302,179	13,047,832
Fidelity Series Real Estate Equity Fund Class F	215,840	2,613,820
Fidelity Series Small Cap Opportunities Fund Class F	683,500	7,573,181
Fidelity Series Stock Selector Large Cap Value Fund	1,750,012	17,535,117
Fidelity Small Cap Growth Fund Class F	264,638	4,213,030
Fidelity Small Cap Value Fund Class F	276,317	4,476,334
TOTAL DOMESTIC EQUITY FUNDS		190,847,311
TOTAL DOMESTIC EQUITY FUNDS (Cost $210,012,408)		219,320,655
International Equity Funds - 5.7%

Developed International Equity Funds - 4.4%
Fidelity Series International Growth Fund Class F	2,489,626	29,651,445
Fidelity Series International Small Cap Fund Class F	475,806	6,152,170
Fidelity Series International Value Fund Class F	3,226,980	30,333,609
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		66,137,224

	Shares	Value
Emerging Markets Equity Funds - 1.3%
Fidelity Series Emerging Markets Fund Class F	1,140,447	$ 19,592,887
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $78,865,844)		85,730,111
Bond Funds - 40.4%

High Yield Bond Funds - 7.3%
Fidelity Series Emerging Markets Debt Fund Class F	706,807	7,880,897
Fidelity Series Floating Rate High Income Fund Class F	1,695,913	17,739,250
Fidelity Series High Income Fund Class F	7,140,288	73,830,574
Fidelity Series Real Estate Income Fund Class F	847,279	9,464,112
TOTAL HIGH YIELD BOND FUNDS		108,914,833
Inflation-Protected Bond Funds - 11.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,793,887	179,418,554
Investment Grade Bond Funds - 21.2%
Fidelity Series Investment Grade Bond Fund Class F	27,443,718	318,072,697
TOTAL BOND FUNDS (Cost $596,604,512)		606,406,084
Short-Term Funds - 39.3%

Fidelity Institutional Money Market Portfolio Class F	320,233,022	320,233,022
Fidelity Short Term Bond FundClass F	31,304,036	268,901,669
TOTAL SHORT-TERM FUNDS (Cost $585,668,880)		589,134,691
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,471,151,644)		1,500,591,541
NET OTHER ASSETS (LIABILITIES) - 0.0%		(62,986)
NET ASSETS - 100%		$ 1,500,528,555
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,473,112,179. Net unrealized appreciation aggregated $27,479,362, of which $35,392,768 related to appreciated investment securities and $7,913,406 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2035 Fund

December 31, 2012

1.907116.103

FF-K-35-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.0%
	Shares	Value
Commodity Funds - 8.6%
Fidelity Series Commodity Strategy Fund Class F (a)	61,884,620	$ 547,060,042
Domestic Equity Funds - 50.4%
Fidelity Blue Chip Growth Fund Class F	6,789,233	333,555,015
Fidelity Disciplined Equity Fund Class F	2,969,443	72,187,159
Fidelity Growth Company Fund Class F	5,395,430	503,177,833
Fidelity Series 100 Index Fund	12,111,071	114,086,285
Fidelity Series All-Sector Equity Fund Class F	40,769,284	488,416,021
Fidelity Series Equity Income FundClass F	29,763,159	296,441,068
Fidelity Series Intrinsic Opportunities Fund Class F	2,349,332	23,939,696
Fidelity Series Large Cap Value Fund Class F	37,784,566	420,542,219
Fidelity Series Mega Cap Fund Class F	11,000,764	110,337,660
Fidelity Series Opportunistic Insights Fund Class F	21,946,595	219,904,882
Fidelity Series Real Estate Equity Fund Class F	3,333,455	40,368,138
Fidelity Series Small Cap Opportunities Fund Class F	11,372,408	126,006,280
Fidelity Series Stock Selector Large Cap Value Fund	29,744,145	298,036,336
Fidelity Small Cap Growth Fund Class F	4,421,097	70,383,857
Fidelity Small Cap Value Fund Class F	4,618,037	74,812,196
TOTAL DOMESTIC EQUITY FUNDS		3,192,194,645
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,654,923,151)		3,739,254,687
International Equity Funds - 23.0%

Developed International Equity Funds - 17.8%
Fidelity Series International Growth Fund Class F	42,537,404	506,620,477
Fidelity Series International Small Cap Fund Class F	8,073,107	104,385,279
Fidelity Series International Value Fund Class F	55,287,362	519,701,204
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,130,706,960

	Shares	Value
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund Class F	19,153,673	$ 329,060,101
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,356,468,577)		1,459,767,061
Bond Funds - 18.0%

High Yield Bond Funds - 8.5%
Fidelity Series Emerging Markets Debt Fund Class F	4,240,994	47,287,086
Fidelity Series Floating Rate High Income Fund Class F	2,789,763	29,180,922
Fidelity Series High Income Fund Class F	42,781,373	442,359,394
Fidelity Series Real Estate Income Fund Class F	1,425,093	15,918,293
TOTAL HIGH YIELD BOND FUNDS		534,745,695
Investment Grade Bond Funds - 9.5%
Fidelity Series Investment Grade Bond Fund Class F	51,997,612	602,652,327
TOTAL BOND FUNDS (Cost $1,115,291,175)		1,137,398,022
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,126,682,903)		6,336,419,770
NET OTHER ASSETS (LIABILITIES) - 0.0%		(261,090)
NET ASSETS - 100%		$ 6,336,158,680
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $6,138,354,827. Net unrealized appreciation aggregated $198,064,943, of which $315,050,798 related to appreciated investment securities and $116,985,855 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K ® 2055 Fund

December 31, 2012

1.937869.101

FF-K-55-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.2%
	Shares	Value
Commodity Funds - 9.6%
Fidelity Series Commodity Strategy Fund Class F (a)	1,360,227	$ 12,024,408
Domestic Equity Funds - 55.6%
Fidelity Blue Chip Growth Fund Class F	154,681	7,599,467
Fidelity Disciplined Equity Fund Class F	70,979	1,725,498
Fidelity Growth Company Fund Class F	117,897	10,995,108
Fidelity Series 100 Index Fund	290,247	2,734,124
Fidelity Series All-Sector Equity Fund Class F	930,997	11,153,349
Fidelity Series Equity Income Fund Class F	590,719	5,883,556
Fidelity Series Intrinsic Opportunities Fund Class F	44,087	449,243
Fidelity Series Large Cap Value Fund Class F	837,190	9,317,926
Fidelity Series Mega Cap Fund Class F	218,390	2,190,456
Fidelity Series Opportunistic Insights Fund Class F	435,453	4,363,235
Fidelity Series Real Estate Equity Fund Class F	93,582	1,133,273
Fidelity Series Small Cap Opportunities Fund Class F	263,695	2,921,742
Fidelity Series Stock Selector Large Cap Value Fund	589,989	5,911,687
Fidelity Small Cap Growth Fund Class F	100,129	1,594,057
Fidelity Small Cap Value Fund Class F	103,274	1,673,047
TOTAL DOMESTIC EQUITY FUNDS		69,645,768
TOTAL DOMESTIC EQUITY FUNDS (Cost $81,777,260)		81,670,176
International Equity Funds - 24.6%

Developed International Equity Funds - 18.9%
Fidelity Series International Growth Fund Class F	894,181	10,649,694
Fidelity Series International Small Cap Fund Class F	166,724	2,155,742
Fidelity Series International Value Fund Class F	1,151,249	10,821,737
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		23,627,173

	Shares	Value
Emerging Markets Equity Funds - 5.7%
Fidelity Series Emerging Markets Fund Class F	417,956	$ 7,180,477
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $28,888,644)		30,807,650
Bond Funds - 10.2%

High Yield Bond Funds - 9.9%
Fidelity Series Emerging Markets Debt Fund Class F	65,600	731,440
Fidelity Series Floating Rate High Income Fund Class F	1,311	13,710
Fidelity Series High Income Fund Class F	1,128,919	11,673,027
Fidelity Series Real Estate Income Fund Class F	1,357	15,155
TOTAL HIGH YIELD BOND FUNDS		12,433,332
Investment Grade Bond Funds - 0.3%
Fidelity Series Investment Grade Bond Fund Class F	35,661	413,310
TOTAL BOND FUNDS (Cost $12,485,850)		12,846,642
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $123,151,754)		125,324,468
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,748)
NET ASSETS - 100%		$ 125,319,720
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $123,346,238. Net unrealized appreciation aggregated $1,978,230, of which $3,425,718 related to appreciated investment securities and $1,447,488 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2055 Fund - Class W

December 31, 2012

1.927056.101

FRX-W-55-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.7%
	Shares	Value
Commodity Funds - 9.9%
Fidelity Series Commodity Strategy Fund Class F (a)	236,066	$ 2,086,820
Domestic Equity Funds - 55.8%
Fidelity Spartan Total Market Index Fund Class F	286,642	11,818,261
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,638,092)		13,905,081
International Equity Funds - 23.9%

Developed International Equity Funds - 23.9%
Fidelity Series Global ex U.S. Index Fund (Cost $4,875,188)	462,949	5,064,667
Bond Funds - 10.4%
	Shares	Value
Investment Grade Bond Funds - 10.4%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $2,185,852)	184,589	$ 2,194,760
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $20,699,132)		21,164,508
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,208)
NET ASSETS - 100%		$ 21,163,300
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $20,784,071. Net unrealized appreciation aggregated $380,437, of which $702,385 related to appreciated investment securities and $321,948 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2020 Fund - Class W

December 31, 2012

1.906839.103

FRX-W-X20-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.7%
	Shares	Value
Commodity Funds - 6.0%
Fidelity Series Commodity Strategy Fund Class F (a)	8,898,031	$ 78,658,596
Domestic Equity Funds - 34.7%
Fidelity Spartan Total Market Index Fund Class F	10,966,479	452,147,943
TOTAL DOMESTIC EQUITY FUNDS (Cost $489,865,203)		530,806,539
International Equity Funds - 14.8%

Developed International Equity Funds - 14.8%
Fidelity Series Global ex U.S. Index Fund (Cost $180,060,850)	17,669,942	193,309,169
Bond Funds - 37.9%

Inflation-Protected Bond Funds - 8.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,835,156	111,727,369

	Shares	Value
Investment Grade Bond Funds - 29.3%
Fidelity Spartan U.S. Bond Index Fund Class F	32,112,610	$ 381,818,929
TOTAL BOND FUNDS (Cost $484,067,278)		493,546,298
Short-Term Funds - 6.6%

Fidelity Institutional Money Market Portfolio Class F (Cost $86,088,093)	86,088,093	86,088,093
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,240,081,424)		1,303,750,099
NET OTHER ASSETS (LIABILITIES) - 0.0%		(98,327)
NET ASSETS - 100%		$ 1,303,651,772
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,245,979,164. Net unrealized appreciation aggregated $57,770,935, of which $71,534,953 related to appreciated investment securities and $13,764,018 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2040 Fund - Class W

December 31, 2012

1.906849.103

FRX-W-X40-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.6%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F (a)	7,286,937	$ 64,416,522
Domestic Equity Funds - 51.5%
Fidelity Spartan Total Market Index Fund Class F	8,886,330	366,383,390
TOTAL DOMESTIC EQUITY FUNDS (Cost $403,560,776)		430,799,912
International Equity Funds - 22.1%

Developed International Equity Funds - 22.1%
Fidelity Series Global ex U.S. Index Fund (Cost $146,270,455)	14,331,735	156,789,177
Bond Funds - 17.3%
	Shares	Value
Investment Grade Bond Funds - 17.3%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $121,243,588)	10,355,020	$ 123,121,192
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $671,074,819)		710,710,281
NET OTHER ASSETS (LIABILITIES) - 0.0%		(45,104)
NET ASSETS - 100%		$ 710,665,177
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $674,326,076. Net unrealized appreciation aggregated $36,384,205, of which $45,984,436 related to appreciated investment securities and $9,600,231 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2005 Fund - Class W

December 31, 2012

1.906833.103

FRX-W-X05-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.1%
	Shares	Value
Commodity Funds - 3.9%
Fidelity Series Commodity Strategy Fund Class F (a)	249,852	$ 2,208,690
Domestic Equity Funds - 22.2%
Fidelity Spartan Total Market Index Fund Class F	308,712	12,728,204
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,979,502)		14,936,894
International Equity Funds - 9.5%

Developed International Equity Funds - 9.5%
Fidelity Series Global ex U.S. Index Fund (Cost $5,241,250)	498,371	5,452,183
Bond Funds - 34.3%

Inflation-Protected Bond Funds - 9.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	487,864	5,542,139
Investment Grade Bond Funds - 24.6%
Fidelity Spartan U.S. Bond Index Fund Class F	1,185,619	14,097,015
TOTAL BOND FUNDS (Cost $19,012,886)		19,639,154
Short-Term Funds - 30.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $17,210,820)	17,210,820	$ 17,210,820
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $55,444,458)		57,239,051
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,955)
NET ASSETS - 100%		$ 57,235,096
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $55,669,866. Net unrealized appreciation aggregated $1,569,185, of which $2,187,796 related to appreciated investment securities and $618,611 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2030 Fund - Class W

December 31, 2012

1.906844.103

FRX-W-X30-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Commodity Funds - 7.7%
Fidelity Series Commodity Strategy Fund Class F (a)	9,434,381	$ 83,399,929
Domestic Equity Funds - 44.2%
Fidelity Spartan Total Market Index Fund Class F	11,577,962	477,359,376
TOTAL DOMESTIC EQUITY FUNDS (Cost $522,149,177)		560,759,305
International Equity Funds - 18.9%

Developed International Equity Funds - 18.9%
Fidelity Series Global ex U.S. Index Fund (Cost $190,399,861)	18,673,741	204,290,728
Bond Funds - 29.2%

Inflation-Protected Bond Funds - 2.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,444,570	27,770,316

	Shares	Value
Investment Grade Bond Funds - 26.7%
Fidelity Spartan U.S. Bond Index Fund Class F	24,256,413	$ 288,408,754
TOTAL BOND FUNDS (Cost $311,093,900)		316,179,070
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,023,642,938)		1,081,229,103
NET OTHER ASSETS (LIABILITIES) - 0.0%		(76,468)
NET ASSETS - 100%		$ 1,081,152,635
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,028,773,527. Net unrealized appreciation aggregated $52,455,576, of which $65,552,593 related to appreciated investment securities and $13,097,017 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2035 Fund - Class W

December 31, 2012

1.906847.103

FRX-W-X35-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.7%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund Class F (a)	6,054,580	$ 53,522,490
Domestic Equity Funds - 50.8%
Fidelity Spartan Total Market Index Fund Class F	7,397,432	304,996,138
TOTAL DOMESTIC EQUITY FUNDS (Cost $338,120,060)		358,518,628
International Equity Funds - 21.7%

Developed International Equity Funds - 21.7%
Fidelity Series Global ex U.S. Index Fund (Cost $122,812,894)	11,925,493	130,464,897
Bond Funds - 18.6%
	Shares	Value
Investment Grade Bond Funds - 18.6%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $109,742,093)	9,374,757	$ 111,465,860
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $570,675,047)		600,449,385
NET OTHER ASSETS (LIABILITIES) - 0.0%		(38,475)
NET ASSETS - 100%		$ 600,410,910
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $573,335,288. Net unrealized appreciation aggregated $27,114,097, of which $35,685,603 related to appreciated investment securities and $8,571,506 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2045 Fund - Class W

December 31, 2012

1.906851.103

FRX-W-X45-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund Class F (a)	3,377,552	$ 29,857,558
Domestic Equity Funds - 52.9%
Fidelity Spartan Total Market Index Fund Class F	4,104,529	169,229,728
TOTAL DOMESTIC EQUITY FUNDS (Cost $188,976,040)		199,087,286
International Equity Funds - 22.6%

Developed International Equity Funds - 22.6%
Fidelity Series Global ex U.S. Index Fund (Cost $68,151,293)	6,625,131	72,478,939
Bond Funds - 15.2%
	Shares	Value
Investment Grade Bond Funds - 15.2%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $48,026,150)	4,092,054	$ 48,654,519
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $305,153,483)		320,220,744
NET OTHER ASSETS (LIABILITIES) - 0.0%		(19,860)
NET ASSETS - 100%		$ 320,200,884
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $306,553,847. Net unrealized appreciation aggregated $13,666,897, of which $18,103,313 related to appreciated investment securities and $4,436,416 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2050 Fund - Class W

December 31, 2012

1.906854.103

FRX-W-X50-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund Class F (a)	2,919,940	$ 25,812,269
Domestic Equity Funds - 53.7%
Fidelity Spartan Total Market Index Fund Class F	3,556,919	146,651,781
TOTAL DOMESTIC EQUITY FUNDS (Cost $164,072,084)		172,464,050
International Equity Funds - 23.0%

Developed International Equity Funds - 23.0%
Fidelity Series Global ex U.S. Index Fund (Cost $58,916,947)	5,736,321	62,755,348
Bond Funds - 13.8%
	Shares	Value
Investment Grade Bond Funds - 13.8%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $37,485,978)	3,181,352	$ 37,826,281
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $260,475,009)		273,045,679
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,574)
NET ASSETS - 100%		$ 273,029,105
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $261,703,950. Net unrealized appreciation aggregated $11,341,729, of which $14,881,625 related to appreciated investment securities and $3,539,896 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2025 Fund - Class W

December 31, 2012

1.906841.103

FRX-W-X25-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.4%
	Shares	Value
Commodity Funds - 7.3%
Fidelity Series Commodity Strategy Fund Class F (a)	7,178,114	$ 63,454,530
Domestic Equity Funds - 42.1%
Fidelity Spartan Total Market Index Fund Class F	8,808,390	363,169,915
TOTAL DOMESTIC EQUITY FUNDS (Cost $399,342,454)		426,624,445
International Equity Funds - 18.0%

Developed International Equity Funds - 18.0%
Fidelity Series Global ex U.S. Index Fund (Cost $146,013,899)	14,213,133	155,491,673
Bond Funds - 31.9%

Inflation-Protected Bond Funds - 5.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,217,487	47,910,649
Investment Grade Bond Funds - 26.4%
Fidelity Spartan U.S. Bond Index Fund Class F	19,157,940	227,787,908
TOTAL BOND FUNDS (Cost $270,794,370)		275,698,557
Short-Term Funds - 0.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $5,734,306)	5,734,306	$ 5,734,306
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $821,885,029)		863,548,981
NET OTHER ASSETS (LIABILITIES) - 0.0%		(62,497)
NET ASSETS - 100%		$ 863,486,484
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $825,655,700. Net unrealized appreciation aggregated $37,893,281, of which $48,647,402 related to appreciated investment securities and $10,754,121 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2000 Fund - Class W

December 31, 2012

1.906831.103

FRX-W-X00-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.7%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F (a)	129,009	$ 1,140,441
Domestic Equity Funds - 12.7%
Fidelity Spartan Total Market Index Fund Class F	177,305	7,310,280
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,697,075)		8,450,721
International Equity Funds - 5.5%

Developed International Equity Funds - 5.5%
Fidelity Series Global ex U.S. Index Fund (Cost $2,919,147)	288,829	3,159,795
Bond Funds - 39.9%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	607,030	6,895,857

	Shares	Value
Investment Grade Bond Funds - 27.9%
Fidelity Spartan U.S. Bond Index Fund Class F	1,354,348	$ 16,103,202
TOTAL BOND FUNDS (Cost $22,295,516)		22,999,059
Short-Term Funds - 39.9%

Fidelity Institutional Money Market Portfolio Class F (Cost $22,992,370)	22,992,370	22,992,370
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $55,904,108)		57,601,945
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,242)
NET ASSETS - 100%		$ 57,597,703
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $56,090,620. Net unrealized appreciation aggregated $1,511,325, of which $1,801,399 related to appreciated investment securities and $290,074 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index Income Fund - Class W

December 31, 2012

1.906829.103

FRX-W-INC-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.7%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F (a)	286,536	$ 2,532,975
Domestic Equity Funds - 12.7%
Fidelity Spartan Total Market Index Fund Class F	396,593	16,351,531
TOTAL DOMESTIC EQUITY FUNDS (Cost $17,474,420)		18,884,506
International Equity Funds - 5.4%

Developed International Equity Funds - 5.4%
Fidelity Series Global ex U.S. Index Fund (Cost $6,469,623)	641,634	7,019,478
Bond Funds - 39.9%

Inflation-Protected Bond Funds - 11.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,355,786	15,401,727

	Shares	Value
Investment Grade Bond Funds - 28.0%
Fidelity Spartan U.S. Bond Index Fund Class F	3,028,120	$ 36,004,350
TOTAL BOND FUNDS (Cost $50,390,700)		51,406,077
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $51,456,309)	51,456,309	51,456,309
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $125,791,052)		128,766,370
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,379)
NET ASSETS - 100%		$ 128,756,991
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $126,092,491. Net unrealized appreciation aggregated $2,673,879, of which $3,217,321 related to appreciated investment securities and $543,442 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2015 Fund - Class W

December 31, 2012

1.906837.103

FRX-W-X15-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.9%
	Shares	Value
Commodity Funds - 5.5%
Fidelity Series Commodity Strategy Fund Class F (a)	3,885,593	$ 34,348,638
Domestic Equity Funds - 31.4%
Fidelity Spartan Total Market Index Fund Class F	4,776,016	196,915,123
TOTAL DOMESTIC EQUITY FUNDS (Cost $214,123,142)		231,263,761
International Equity Funds - 13.4%

Developed International Equity Funds - 13.4%
Fidelity Series Global ex U.S. Index Fund (Cost $79,026,432)	7,707,660	84,321,797
Bond Funds - 39.8%

Inflation-Protected Bond Funds - 10.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	5,729,706	65,089,463
Investment Grade Bond Funds - 29.4%
Fidelity Spartan U.S. Bond Index Fund Class F	15,478,189	184,035,668
TOTAL BOND FUNDS (Cost $243,583,274)		249,125,131
Short-Term Funds - 9.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $61,784,018)	61,784,018	$ 61,784,018
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $598,516,866)		626,494,707
NET OTHER ASSETS (LIABILITIES) - 0.0%		(48,014)
NET ASSETS - 100%		$ 626,446,693
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $601,196,992. Net unrealized appreciation aggregated $25,297,715, of which $31,487,676 related to appreciated investment securities and $6,189,961 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2010 Fund - Class W

December 31, 2012

1.906835.103

FRX-W-X10-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.5%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund Class F (a)	2,089,329	$ 18,469,667
Domestic Equity Funds - 30.2%
Fidelity Spartan Total Market Index Fund Class F	2,574,252	106,136,416
TOTAL DOMESTIC EQUITY FUNDS (Cost $114,010,625)		124,606,083
International Equity Funds - 13.0%

Developed International Equity Funds - 13.0%
Fidelity Series Global ex U.S. Index Fund (Cost $42,304,731)	4,154,316	45,448,219
Bond Funds - 38.9%

Inflation-Protected Bond Funds - 10.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,249,761	36,917,280

	Shares	Value
Investment Grade Bond Funds - 28.4%
Fidelity Spartan U.S. Bond Index Fund Class F	8,383,067	$ 99,674,665
TOTAL BOND FUNDS (Cost $132,867,989)		136,591,945
Short-Term Funds - 12.6%

Fidelity Institutional Money Market Portfolio Class F (Cost $44,240,945)	44,240,945	44,240,945
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $333,424,290)		350,887,192
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26,827)
NET ASSETS - 100%		$ 350,860,365
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $335,207,063. Net unrealized appreciation aggregated $15,680,129, of which $19,451,480 related to appreciated investment securities and $3,771,351 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom Income Fund®

December 31, 2012

1.811331.108

FRI-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.7%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund (a)	4,799,774	$ 42,238,009
Domestic Equity Funds - 12.8%
Fidelity Blue Chip Growth Fund	599,784	29,419,395
Fidelity Disciplined Equity Fund	258,170	6,291,596
Fidelity Growth Company Fund	470,353	43,921,537
Fidelity Series 100 Index Fund	1,065,178	10,033,978
Fidelity Series All-Sector Equity Fund	3,581,513	42,942,342
Fidelity Series Equity-Income Fund	2,677,015	26,663,074
Fidelity Series Intrinsic Opportunities Fund	531,828	5,419,330
Fidelity Series Large Cap Value Fund	3,142,323	35,036,900
Fidelity Series Mega Cap Fund	991,657	9,946,320
Fidelity Series Opportunistic Insights Fund	1,979,951	19,839,112
Fidelity Series Real Estate Equity Fund	337,733	4,089,949
Fidelity Series Small Cap Opportunities Fund	1,008,762	11,126,645
Fidelity Series Stock Selector Large Cap Value Fund	2,661,423	26,667,457
Fidelity Small Cap Growth Fund	394,044	6,221,958
Fidelity Small Cap Value Fund	409,582	6,627,043
TOTAL DOMESTIC EQUITY FUNDS		284,246,636
TOTAL DOMESTIC EQUITY FUNDS (Cost $282,354,938)		326,484,645
International Equity Funds - 5.7%

Developed International Equity Funds - 4.4%
Fidelity Series International Growth Fund	3,729,675	44,345,841
Fidelity Series International Small Cap Fund	713,649	9,220,340
Fidelity Series International Value Fund	4,838,349	45,432,093
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		98,998,274
Emerging Markets Equity Funds - 1.3%
Fidelity Series Emerging Markets Fund	1,691,817	29,014,669
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $118,034,199)		128,012,943
Bond Funds - 40.6%
	Shares	Value
High Yield Bond Funds - 7.6%
Fidelity Series Emerging Markets Debt Fund	1,220,273	$ 13,606,048
Fidelity Series Floating Rate High Income Fund	2,925,675	30,602,556
Fidelity Series High Income Fund	10,576,721	109,363,294
Fidelity Series Real Estate Income Fund	1,460,170	16,310,102
TOTAL HIGH YIELD BOND FUNDS		169,882,000
Inflation-Protected Bond Funds - 11.9%
Fidelity Series Inflation-Protected Bond Index Fund	23,315,509	264,864,187
Investment Grade Bond Funds - 21.1%
Fidelity Series Investment Grade Bond Fund	40,607,282	470,638,404
TOTAL BOND FUNDS (Cost $835,324,650)		905,384,591
Short-Term Funds - 39.0%

Fidelity Institutional Money Market Portfolio Institutional Class	472,579,971	472,579,971
Fidelity Short-Term Bond Fund	46,183,481	397,177,935
TOTAL SHORT-TERM FUNDS (Cost $873,462,958)		869,757,906
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,109,176,745)		2,229,640,085
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,121)
NET ASSETS - 100%		$ 2,229,632,964
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $2,110,666,949. Net unrealized appreciation aggregated $118,973,136, of which $134,389,954 related to appreciated investment securities and $15,416,818 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2045 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

1.843408.106

AFF45-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund (a)	7,961,084	$ 70,057,535
Domestic Equity Funds - 52.5%
Fidelity Advisor Equity Growth Fund Institutional Class	877,863	57,438,562
Fidelity Advisor Growth & Income Fund Institutional Class	1,504,266	30,055,242
Fidelity Advisor Large Cap Fund Institutional Class	1,414,993	30,337,449
Fidelity Advisor Series Equity-Income Fund	3,961,575	39,576,136
Fidelity Advisor Series Mega Cap Fund	886,164	8,923,667
Fidelity Advisor Series Opportunistic Insights Fund	2,824,893	28,390,177
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3,957,325	39,691,966
Fidelity Advisor Small Cap Fund Institutional Class	956,257	22,911,920
Fidelity Series 100 Index Fund	1,004,598	9,463,309
Fidelity Series All-Sector Equity Fund	6,237,049	74,782,222
Fidelity Series Large Cap Value Fund	3,789,934	42,257,766
Fidelity Series Real Estate Equity Fund	513,322	6,216,330
Fidelity Series Small Cap Opportunities Fund	2,439,652	26,909,358
TOTAL DOMESTIC EQUITY FUNDS		416,954,104
TOTAL DOMESTIC EQUITY FUNDS (Cost $454,980,674)		487,011,639
International Equity Funds - 23.6%

Developed International Equity Funds - 18.3%
Fidelity Series International Growth Fund	5,460,838	64,929,364

	Shares	Value
Fidelity Series International Small Cap Fund	1,043,952	$ 13,487,862
Fidelity Series International Value Fund	7,105,203	66,717,858
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		145,135,084
Emerging Markets Equity Funds - 5.3%
Fidelity Series Emerging Markets Fund	2,453,507	42,077,653
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $172,761,160)		187,212,737
Bond Funds - 15.1%

High Yield Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund	482,132	5,375,768
Fidelity Series Floating Rate High Income Fund	132,016	1,380,891
Fidelity Series High Income Fund	7,092,639	73,337,891
Fidelity Series Real Estate Income Fund	75,483	843,146
TOTAL HIGH YIELD BOND FUNDS		80,937,696
Investment Grade Bond Funds - 4.9%
Fidelity Series Investment Grade Bond Fund	3,341,509	38,728,084
TOTAL BOND FUNDS (Cost $115,861,294)		119,665,780
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $743,603,128)		793,890,156
NET OTHER ASSETS (LIABILITIES) - 0.0%		(142,729)
NET ASSETS - 100%		$ 793,747,427
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $745,643,568. Net unrealized appreciation aggregated $48,246,588, of which $63,796,925 related to appreciated investment securities and $15,550,337 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2040 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

1.811338.108

AFF40-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.5%
	Shares	Value
Commodity Funds - 8.5%
Fidelity Series Commodity Strategy Fund (a)	17,867,360	$ 157,232,765
Domestic Equity Funds - 51.0%
Fidelity Advisor Equity Growth Fund Institutional Class	1,984,289	129,832,029
Fidelity Advisor Growth & Income Fund Institutional Class	3,373,707	67,406,668
Fidelity Advisor Large Cap Fund Institutional Class	3,177,835	68,132,790
Fidelity Advisor Series Equity-Income Fund	9,045,832	90,367,865
Fidelity Advisor Series Mega Cap Fund	2,023,532	20,376,972
Fidelity Advisor Series Opportunistic Insights Fund	6,450,441	64,826,931
Fidelity Advisor Series Stock Selector Large Cap Value Fund	9,035,432	90,625,385
Fidelity Advisor Small Cap Fund Institutional Class	2,162,597	51,815,829
Fidelity Series 100 Index Fund	2,227,158	20,979,827
Fidelity Series All-Sector Equity Fund	14,042,080	168,364,539
Fidelity Series Large Cap Value Fund	8,423,378	93,920,665
Fidelity Series Real Estate Equity Fund	1,154,828	13,984,968
Fidelity Series Small Cap Opportunities Fund	5,504,192	60,711,242
TOTAL DOMESTIC EQUITY FUNDS		941,345,710
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,093,869,685)		1,098,578,475
International Equity Funds - 23.1%

Developed International Equity Funds - 17.9%
Fidelity Series International Growth Fund	12,401,581	147,454,795
Fidelity Series International Small Cap Fund	2,374,746	30,681,714
Fidelity Series International Value Fund	16,114,072	151,311,132
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		329,447,641
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund	5,555,599	95,278,528
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $391,669,322)		424,726,169
Bond Funds - 17.4%
	Shares	Value
High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund	1,198,777	$ 13,366,368
Fidelity Series Floating Rate High Income Fund	631,684	6,607,416
Fidelity Series High Income Fund	13,218,215	136,676,345
Fidelity Series Real Estate Income Fund	339,189	3,788,741
TOTAL HIGH YIELD BOND FUNDS		160,438,870
Investment Grade Bond Funds - 8.7%
Fidelity Series Investment Grade Bond Fund	13,904,383	161,151,795
TOTAL BOND FUNDS (Cost $314,991,851)		321,590,665
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,800,530,858)		1,844,895,309
NET OTHER ASSETS (LIABILITIES) - 0.0%		(439,236)
NET ASSETS - 100%		$ 1,844,456,073
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,804,541,339. Net unrealized appreciation aggregated $40,353,970, of which $84,435,504 related to appreciated investment securities and $44,081,534 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2030 Fund

December 31, 2012

1.907114.103

FF-K-30-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.4%
	Shares	Value
Commodity Funds - 7.4%
Fidelity Series Commodity Strategy Fund Class F (a)	94,978,558	$ 839,610,451
Domestic Equity Funds - 44.0%
Fidelity Blue Chip Growth Fund Class F	10,598,367	520,697,767
Fidelity Disciplined Equity Fund Class F	4,638,597	112,764,287
Fidelity Growth Company Fund Class F	8,439,496	787,067,433
Fidelity Series 100 Index Fund	18,924,676	178,270,448
Fidelity Series All-Sector Equity Fund Class F	63,726,771	763,446,716
Fidelity Series Equity Income Fund Class F	47,105,841	469,174,180
Fidelity Series Intrinsic Opportunities Fund Class F	4,012,114	40,883,441
Fidelity Series Large Cap Value Fund Class F	59,011,816	656,801,517
Fidelity Series Mega Cap Fund Class F	17,413,720	174,659,609
Fidelity Series Opportunistic Insights Fund Class F	34,739,729	348,092,080
Fidelity Series Real Estate Equity Fund Class F	5,236,792	63,417,550
Fidelity Series Small Cap Opportunities Fund Class F	17,724,084	196,382,855
Fidelity Series Stock Selector Large Cap Value Fund	47,061,702	471,558,258
Fidelity Small Cap Growth Fund Class F	6,911,577	110,032,312
Fidelity Small Cap Value Fund Class F	7,225,376	117,051,086
TOTAL DOMESTIC EQUITY FUNDS		5,010,299,539
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,688,541,642)		5,849,909,990
International Equity Funds - 19.9%

Developed International Equity Funds - 15.4%
Fidelity Series International Growth Fund Class F	66,248,643	789,021,343
Fidelity Series International Small Cap Fund Class F	12,535,945	162,089,771
Fidelity Series International Value Fund Class F	86,016,821	808,558,122
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,759,669,236

	Shares	Value
Emerging Markets Equity Funds - 4.5%
Fidelity Series Emerging Markets Fund Class F	29,802,385	$ 512,004,978
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,105,468,982)		2,271,674,214
Bond Funds - 28.7%

High Yield Bond Funds - 9.2%
Fidelity Series Emerging Markets Debt Fund Class F	7,782,563	86,775,574
Fidelity Series Floating Rate High Income Fund Class F	9,880,394	103,348,921
Fidelity Series High Income Fund Class F	77,587,341	802,253,110
Fidelity Series Real Estate Income Fund Class F	4,941,623	55,197,926
TOTAL HIGH YIELD BOND FUNDS		1,047,575,531
Inflation-Protected Bond Funds - 2.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	21,983,293	249,730,204
Investment Grade Bond Funds - 17.3%
Fidelity Series Investment Grade Bond Fund Class F	170,236,074	1,973,036,092
TOTAL BOND FUNDS (Cost $3,225,116,749)		3,270,341,827
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,019,127,373)		11,391,926,031
NET OTHER ASSETS (LIABILITIES) - 0.0%		(475,034)
NET ASSETS - 100%		$ 11,391,450,997
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $11,042,934,976. Net unrealized appreciation aggregated $348,991,055, of which $543,379,961 related to appreciated investment securities and $194,388,906 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2025 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

1.811335.108

AFF25-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.0%
	Shares	Value
Commodity Funds - 7.1%
Fidelity Series Commodity Strategy Fund (a)	21,345,937	$ 187,844,247
Domestic Equity Funds - 41.9%
Fidelity Advisor Equity Growth Fund Institutional Class	2,342,854	153,292,959
Fidelity Advisor Growth & Income Fund Institutional Class	4,011,834	80,156,435
Fidelity Advisor Large Cap Fund Institutional Class	3,780,224	81,048,006
Fidelity Advisor Series Equity-Income Fund	10,738,351	107,276,124
Fidelity Advisor Series Mega Cap Fund	2,402,006	24,188,201
Fidelity Advisor Series Opportunistic Insights Fund	7,657,298	76,955,840
Fidelity Advisor Series Stock Selector Large Cap Value Fund	10,726,558	107,587,376
Fidelity Advisor Small Cap Fund Institutional Class	2,549,264	61,080,355
Fidelity Series 100 Index Fund	2,647,719	24,941,515
Fidelity Series All-Sector Equity Fund	16,707,493	200,322,841
Fidelity Series Large Cap Value Fund	10,233,358	114,101,936
Fidelity Series Real Estate Equity Fund	1,374,499	16,645,181
Fidelity Series Small Cap Opportunities Fund	6,503,216	71,730,467
TOTAL DOMESTIC EQUITY FUNDS		1,119,327,236
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,270,087,554)		1,307,171,483
International Equity Funds - 18.8%

Developed International Equity Funds - 14.6%
Fidelity Series International Growth Fund	14,621,405	173,848,504
Fidelity Series International Small Cap Fund	2,800,299	36,179,864
Fidelity Series International Value Fund	18,999,853	178,408,619
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		388,436,987
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund	6,553,247	112,388,194
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $461,095,649)		500,825,181
Bond Funds - 31.6%
	Shares	Value
High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund	1,517,532	$ 16,920,478
Fidelity Series Floating Rate High Income Fund	1,917,511	20,057,164
Fidelity Series High Income Fund	18,032,845	186,459,618
Fidelity Series Real Estate Income Fund	960,346	10,727,062
TOTAL HIGH YIELD BOND FUNDS		234,164,322
Inflation-Protected Bond Funds - 5.4%
Fidelity Series Inflation-Protected Bond Index Fund	12,739,994	144,726,331
Investment Grade Bond Funds - 17.4%
Fidelity Series Investment Grade Bond Fund	40,151,083	465,351,052
TOTAL BOND FUNDS (Cost $818,185,357)		844,241,705
Short-Term Funds - 0.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	758,754	7,094,348
Fidelity Institutional Money Market Portfolio Institutional Class	8,593,934	8,593,934
TOTAL SHORT-TERM FUNDS (Cost $15,652,828)		15,688,282
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,565,021,388)		2,667,926,651
NET OTHER ASSETS (LIABILITIES) - 0.0%		(545,883)
NET ASSETS - 100%		$ 2,667,380,768
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $2,570,043,631. Net unrealized appreciation aggregated $97,883,020, of which $145,293,408 related to appreciated investment securities and $47,410,388 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2010 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

1.811320.108

AFF10-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.3%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund (a)	5,123,245	$ 45,084,559
Domestic Equity Funds - 30.3%
Fidelity Advisor Equity Growth Fund Institutional Class	561,606	36,745,897
Fidelity Advisor Growth & Income Fund Institutional Class	967,648	19,333,605
Fidelity Advisor Large Cap Fund Institutional Class	912,976	19,574,200
Fidelity Advisor Series Equity-Income Fund	2,623,731	26,211,068
Fidelity Advisor Series Mega Cap Fund	586,910	5,910,186
Fidelity Advisor Series Opportunistic Insights Fund	1,870,975	18,803,302
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2,620,816	26,286,781
Fidelity Advisor Small Cap Fund Institutional Class	612,005	14,663,644
Fidelity Series 100 Index Fund	637,038	6,000,901
Fidelity Series All-Sector Equity Fund	4,035,632	48,387,228
Fidelity Series Large Cap Value Fund	2,507,457	27,958,142
Fidelity Series Real Estate Equity Fund	331,440	4,013,735
Fidelity Series Small Cap Opportunities Fund	1,558,857	17,194,190
TOTAL DOMESTIC EQUITY FUNDS		271,082,879
TOTAL DOMESTIC EQUITY FUNDS (Cost $302,804,162)		316,167,438
International Equity Funds - 13.5%

Developed International Equity Funds - 10.5%
Fidelity Series International Growth Fund	3,529,415	41,964,750
Fidelity Series International Small Cap Fund	677,523	8,753,595
Fidelity Series International Value Fund	4,578,809	42,995,021
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		93,713,366
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	1,575,423	27,018,507
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $111,992,005)		120,731,873
Bond Funds - 39.2%
	Shares	Value
High Yield Bond Funds - 7.2%
Fidelity Series Emerging Markets Debt Fund	516,335	$ 5,757,134
Fidelity Series Floating Rate High Income Fund	1,015,501	10,622,136
Fidelity Series High Income Fund	4,082,545	42,213,513
Fidelity Series Real Estate Income Fund	515,985	5,763,558
TOTAL HIGH YIELD BOND FUNDS		64,356,341
Inflation-Protected Bond Funds - 10.4%
Fidelity Series Inflation-Protected Bond Index Fund	8,183,035	92,959,279
Investment Grade Bond Funds - 21.6%
Fidelity Series Investment Grade Bond Fund	16,733,951	193,946,498
TOTAL BOND FUNDS (Cost $335,377,826)		351,262,118
Short-Term Funds - 12.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,225,802	48,861,246
Fidelity Institutional Money Market Portfolio Institutional Class	58,917,438	58,917,438
TOTAL SHORT-TERM FUNDS (Cost $107,605,979)		107,778,684
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $857,779,972)		895,940,113
NET OTHER ASSETS (LIABILITIES) - 0.0%		(207,259)
NET ASSETS - 100%		$ 895,732,854
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $859,718,639. Net unrealized appreciation aggregated $36,221,474, of which $47,601,072 related to appreciated investment securities and $11,379,598 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2045 Fund

December 31, 2012

1.907120.103

FF-K-45-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund Class F (a)	32,663,595	$ 288,746,179
Domestic Equity Funds - 52.6%
Fidelity Blue Chip Growth Fund Class F	3,607,024	177,213,109
Fidelity Disciplined Equity Fund Class F	1,573,741	38,257,644
Fidelity Growth Company Fund Class F	2,850,010	265,791,906
Fidelity Series 100 Index Fund	6,382,876	60,126,688
Fidelity Series All-Sector Equity Fund Class F	21,506,732	257,650,647
Fidelity Series Equity Income Fund Class F	15,540,403	154,782,413
Fidelity Series Intrinsic Opportunities Fund Class F	1,203,950	12,268,246
Fidelity Series Large Cap Value Fund Class F	19,941,078	221,944,200
Fidelity Series Mega Cap Fund Class F	5,742,140	57,593,661
Fidelity Series Opportunistic Insights Fund Class F	11,462,149	114,850,737
Fidelity Series Real Estate Equity Fund Class F	1,756,750	21,274,243
Fidelity Series Small Cap Opportunities Fund Class F	5,994,354	66,417,445
Fidelity Series Stock Selector Large Cap Value Fund	15,537,324	155,683,984
Fidelity Small Cap Growth Fund Class F	2,331,965	37,124,887
Fidelity Small Cap Value Fund Class F	2,434,447	39,438,048
TOTAL DOMESTIC EQUITY FUNDS		1,680,417,858
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,937,725,214)		1,969,164,037
International Equity Funds - 23.5%

Developed International Equity Funds - 18.2%
Fidelity Series International Growth Fund Class F	21,795,470	259,584,046
Fidelity Series International Small Cap Fund Class F	4,165,030	53,853,838

	Shares	Value
Fidelity Series International Value Fund Class F	28,510,322	$ 267,997,026
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		581,434,910
Emerging Markets Equity Funds - 5.3%
Fidelity Series Emerging Markets Fund Class F	9,965,674	171,210,278
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $699,786,788)		752,645,188
Bond Funds - 14.9%

High Yield Bond Funds - 10.3%
Fidelity Series Emerging Markets Debt Fund Class F	2,218,150	24,732,368
Fidelity Series Floating Rate High Income Fund Class F	642,819	6,723,888
Fidelity Series High Income Fund Class F	28,427,639	293,941,794
Fidelity Series Real Estate Income Fund Class F	344,530	3,848,397
TOTAL HIGH YIELD BOND FUNDS		329,246,447
Investment Grade Bond Funds - 4.6%
Fidelity Series Investment Grade Bond Fund Class F	12,555,812	145,521,858
TOTAL BOND FUNDS (Cost $459,708,047)		474,768,305
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,097,220,049)		3,196,577,530
NET OTHER ASSETS (LIABILITIES) - 0.0%		(131,095)
NET ASSETS - 100%		$ 3,196,446,435
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $3,103,428,151. Net unrealized appreciation aggregated $93,149,379, of which $152,778,826 related to appreciated investment securities and $59,629,447 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2040 Fund

December 31, 2012

1.907118.103

FF-K-40-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.6%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund Class F (a)	69,747,912	$ 616,571,542
Domestic Equity Funds - 50.9%
Fidelity Blue Chip Growth Fund Class F	7,723,002	379,431,071
Fidelity Disciplined Equity Fund Class F	3,359,770	81,676,008
Fidelity Growth Company Fund Class F	6,092,990	568,232,258
Fidelity Series 100 Index Fund	13,704,378	129,095,237
Fidelity Series All-Sector Equity Fund Class F	46,146,600	552,836,273
Fidelity Series Equity Income Fund Class F	33,933,005	337,972,733
Fidelity Series Intrinsic Opportunities Fund Class F	2,674,323	27,251,348
Fidelity Series Large Cap Value Fund Class F	42,787,595	476,225,934
Fidelity Series Mega Cap Fund Class F	12,542,384	125,800,111
Fidelity Series Opportunistic Insights Fund Class F	25,021,724	250,717,674
Fidelity Series Real Estate Equity Fund Class F	3,768,766	45,639,755
Fidelity Series Small Cap Opportunities Fund Class F	12,854,077	142,423,168
Fidelity Series Stock Selector Large Cap Value Fund	33,908,151	339,759,672
Fidelity Small Cap Growth Fund Class F	5,001,660	79,626,428
Fidelity Small Cap Value Fund Class F	5,227,811	84,690,537
TOTAL DOMESTIC EQUITY FUNDS		3,621,378,207
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,138,727,611)		4,237,949,749
International Equity Funds - 23.2%

Developed International Equity Funds - 18.0%
Fidelity Series International Growth Fund Class F	48,146,840	573,428,867
Fidelity Series International Small Cap Fund Class F	9,023,911	116,679,168
Fidelity Series International Value Fund Class F	62,606,378	588,499,950
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,278,607,985
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund Class F	21,743,409	373,551,764
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,536,191,961)		1,652,159,749
Bond Funds - 17.2%
	Shares	Value
High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund Class F	5,091,859	$ 56,774,227
Fidelity Series Floating Rate High Income Fund Class F	2,834,980	29,653,886
Fidelity Series High Income Fund Class F	50,370,707	520,833,109
Fidelity Series Real Estate Income Fund Class F	1,450,241	16,199,197
TOTAL HIGH YIELD BOND FUNDS		623,460,419
Investment Grade Bond Funds - 8.4%
Fidelity Series Investment Grade Bond Fund Class F	51,678,261	598,951,046
TOTAL BOND FUNDS (Cost $1,195,171,464)		1,222,411,465
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,870,091,036)		7,112,520,963
NET OTHER ASSETS (LIABILITIES) - 0.0%		(295,370)
NET ASSETS - 100%		$ 7,112,225,593
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $6,887,055,697. Net unrealized appreciation aggregated $225,465,266, of which $362,853,618 related to appreciated investment securities and $137,388,352 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2005 Fund

December 31, 2012

1.907103.103

FF-K-05-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.6%
	Shares	Value
Commodity Funds - 3.9%
Fidelity Series Commodity Strategy Fund Class F (a)	2,101,167	$ 18,574,317
Domestic Equity Funds - 22.7%
Fidelity Blue Chip Growth Fund Class F	232,924	11,443,579
Fidelity Disciplined Equity Fund Class F	100,117	2,433,846
Fidelity Growth Company Fund Class F	174,803	16,302,083
Fidelity Series 100 Index Fund	405,386	3,818,736
Fidelity Series All-Sector Equity Fund Class F	1,357,170	16,258,891
Fidelity Series Equity Income Fund Class F	1,009,546	10,055,074
Fidelity Series Intrinsic Opportunities Fund Class F	129,926	1,323,943
Fidelity Series Large Cap Value Fund Class F	1,227,698	13,664,278
Fidelity Series Mega Cap Fund Class F	373,511	3,746,315
Fidelity Series Opportunistic Insights Fund Class F	746,041	7,475,329
Fidelity Series Real Estate Equity Fund Class F	116,008	1,404,856
Fidelity Series Small Cap Opportunities Fund Class F	392,966	4,354,069
Fidelity Series Stock Selector Large Cap Value Fund	1,005,925	10,079,369
Fidelity Small Cap Growth Fund Class F	153,669	2,446,415
Fidelity Small Cap Value Fund Class F	160,591	2,601,577
TOTAL DOMESTIC EQUITY FUNDS		107,408,360
TOTAL DOMESTIC EQUITY FUNDS (Cost $120,377,987)		125,982,677
International Equity Funds - 10.2%

Developed International Equity Funds - 7.8%
Fidelity Series International Growth Fund Class F	1,391,522	16,573,030
Fidelity Series International Small Cap Fund Class F	277,730	3,591,055
Fidelity Series International Value Fund Class F	1,795,125	16,874,179
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		37,038,264

	Shares	Value
Emerging Markets Equity Funds - 2.4%
Fidelity Series Emerging Markets Fund Class F	666,724	$ 11,454,325
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $44,389,818)		48,492,589
Bond Funds - 35.1%

High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund Class F	243,903	2,719,519
Fidelity Series Floating Rate High Income Fund Class F	458,776	4,798,798
Fidelity Series High Income Fund Class F	2,209,495	22,846,175
Fidelity Series Real Estate Income Fund Class F	230,435	2,573,961
TOTAL HIGH YIELD BOND FUNDS		32,938,453
Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,068,477	46,217,897
Investment Grade Bond Funds - 18.4%
Fidelity Series Investment Grade Bond Fund Class F	7,504,083	86,972,317
TOTAL BOND FUNDS (Cost $162,855,265)		166,128,667
Short-Term Funds - 28.1%

Fidelity Institutional Money Market Portfolio Class F	73,288,209	73,288,209
Fidelity Short Term Bond Fund Class F	6,937,038	59,589,157
TOTAL SHORT-TERM FUNDS (Cost $132,147,269)		132,877,366
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $459,770,339)		473,481,299
NET OTHER ASSETS (LIABILITIES) - 0.0%		(19,807)
NET ASSETS - 100%		$ 473,461,492
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $460,907,650. Net unrealized appreciation aggregated $12,573,649, of which $16,749,683 related to appreciated investment securities and $4,176,034 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2055 Fund®
Class A
Class T
Class C
Institutional Class

December 31, 2012

1.927048.101

AFF55-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.2%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund (a)	410,881	$ 3,615,751
Domestic Equity Funds - 55.8%
Fidelity Advisor Equity Growth Fund Institutional Class	45,505	2,977,377
Fidelity Advisor Growth & Income Fund Institutional Class	81,926	1,636,876
Fidelity Advisor Large Cap Fund Institutional Class	76,108	1,631,746
Fidelity Advisor Series Equity-Income Fund	185,694	1,855,084
Fidelity Advisor Series Mega Cap Fund	41,527	418,177
Fidelity Advisor Series Opportunistic Insights Fund	132,426	1,330,884
Fidelity Advisor Series Stock Selector Large Cap Value Fund	185,608	1,861,644
Fidelity Advisor Small Cap Fund Institutional Class	49,686	1,190,476
Fidelity Series 100 Index Fund	60,674	571,550
Fidelity Series All-Sector Equity Fund	326,996	3,920,682
Fidelity Series Large Cap Value Fund	209,428	2,335,117
Fidelity Series Real Estate Equity Fund	27,128	328,521
Fidelity Series Small Cap Opportunities Fund	126,274	1,392,805
TOTAL DOMESTIC EQUITY FUNDS		21,450,939
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,103,766)		25,066,690
International Equity Funds - 24.7%

Developed International Equity Funds - 19.0%
Fidelity Series International Growth Fund	274,814	3,267,543
Fidelity Series International Small Cap Fund	51,749	668,602
Fidelity Series International Value Fund	360,174	3,382,035
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		7,318,180
Emerging Markets Equity Funds - 5.7%
Fidelity Series Emerging Markets Fund	127,182	2,181,170
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,987,022)		9,499,350
Bond Funds - 10.1%
	Shares	Value
High Yield Bond Funds - 9.8%
Fidelity Series Emerging Markets Debt Fund	23,909	$ 266,587
Fidelity Series Floating Rate High Income Fund	241	2,521
Fidelity Series High Income Fund	338,024	3,495,164
Fidelity Series Real Estate Income Fund	350	3,909
TOTAL HIGH YIELD BOND FUNDS		3,768,181
Investment Grade Bond Funds - 0.3%
Fidelity Series Investment Grade Bond Fund	10,439	120,992
TOTAL BOND FUNDS (Cost $3,786,173)		3,889,173
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $37,876,961)		38,455,213
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,559)
NET ASSETS - 100%		$ 38,448,654
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $37,952,897. Net unrealized appreciation aggregated $502,316, of which $1,115,617 related to appreciated investment securities and $613,301 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom Income Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

1.811329.108

AFF-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.7%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund (a)	701,937	$ 6,177,048
Domestic Equity Funds - 12.8%
Fidelity Advisor Equity Growth Fund Institutional Class	84,737	5,544,321
Fidelity Advisor Growth & Income Fund Institutional Class	145,047	2,898,044
Fidelity Advisor Large Cap Fund Institutional Class	137,526	2,948,553
Fidelity Advisor Series Equity-Income Fund	403,316	4,029,131
Fidelity Advisor Series Mega Cap Fund	90,213	908,447
Fidelity Advisor Series Opportunistic Insights Fund	287,652	2,890,903
Fidelity Advisor Series Stock Selector Large Cap Value Fund	402,990	4,041,991
Fidelity Advisor Small Cap Fund Institutional Class	92,465	2,215,458
Fidelity Series 100 Index Fund	93,631	882,005
Fidelity Series All-Sector Equity Fund	611,975	7,337,585
Fidelity Series Large Cap Value Fund	385,868	4,302,431
Fidelity Series Real Estate Equity Fund	50,332	609,515
Fidelity Series Small Cap Opportunities Fund	234,725	2,589,012
TOTAL DOMESTIC EQUITY FUNDS		41,197,396
TOTAL DOMESTIC EQUITY FUNDS (Cost $41,873,889)		47,374,444
International Equity Funds - 5.8%

Developed International Equity Funds - 4.5%
Fidelity Series International Growth Fund	544,262	6,471,273
Fidelity Series International Small Cap Fund	104,339	1,348,064
Fidelity Series International Value Fund	707,486	6,643,293
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		14,462,630
Emerging Markets Equity Funds - 1.3%
Fidelity Series Emerging Markets Fund	243,856	4,182,137
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,945,087)		18,644,767
Bond Funds - 40.1%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	144,824	$ 1,614,786
Fidelity Series Floating Rate High Income Fund	334,300	3,496,775
Fidelity Series High Income Fund	1,491,565	15,422,781
Fidelity Series Real Estate Income Fund	167,363	1,869,444
TOTAL HIGH YIELD BOND FUNDS		22,403,786
Inflation-Protected Bond Funds - 11.8%
Fidelity Series Inflation-Protected Bond Index Fund	3,353,202	38,092,380
Investment Grade Bond Funds - 21.3%
Fidelity Series Investment Grade Bond Fund	5,900,125	68,382,445
TOTAL BOND FUNDS (Cost $121,733,843)		128,878,611
Short-Term Funds - 39.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	6,146,085	57,465,896
Fidelity Institutional Money Market Portfolio Institutional Class	69,256,406	69,256,406
TOTAL SHORT-TERM FUNDS (Cost $125,954,329)		126,722,302
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $306,507,148)		321,620,124
NET OTHER ASSETS (LIABILITIES) - 0.0%		(83,861)
NET ASSETS - 100%		$ 321,536,263
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $307,178,403. Net unrealized appreciation aggregated $14,441,721, of which $15,865,842 related to appreciated investment securities and $1,424,121 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2015 Fund

December 31, 2012

1.907107.103

FF-K-15-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.5%
	Shares	Value
Commodity Funds - 5.2%
Fidelity Series Commodity Strategy Fund Class F (a)	38,427,359	$ 339,697,853
Domestic Equity Funds - 31.3%
Fidelity Blue Chip Growth Fund Class F	4,338,203	213,135,909
Fidelity Disciplined Equity Fund Class F	1,901,783	46,232,337
Fidelity Growth Company Fund Class F	3,457,385	322,435,762
Fidelity Series 100 Index Fund	7,788,815	73,370,636
Fidelity Series All-Sector Equity Fund Class F	26,150,711	313,285,522
Fidelity Series Equity Income FundClass F	19,312,784	192,355,328
Fidelity Series Intrinsic Opportunities Fund Class F	1,998,491	20,364,624
Fidelity Series Large Cap Value Fund Class F	23,959,140	266,665,228
Fidelity Series Mega Cap Fund Class F	7,143,195	71,646,244
Fidelity Series Opportunistic Insights Fund Class F	14,248,610	142,771,073
Fidelity Series Real Estate Equity Fund Class F	2,165,747	26,227,193
Fidelity Series Small Cap Opportunities Fund Class F	7,244,964	80,274,205
Fidelity Series Stock Selector Large Cap Value Fund	19,272,116	193,106,600
Fidelity Small Cap Growth Fund Class F	2,831,691	45,080,527
Fidelity Small Cap Value Fund Class F	2,959,460	47,943,255
TOTAL DOMESTIC EQUITY FUNDS		2,054,894,443
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,313,322,341)		2,394,592,296
International Equity Funds - 14.1%

Developed International Equity Funds - 10.9%
Fidelity Series International Growth Fund Class F	26,939,122	320,844,946
Fidelity Series International Small Cap Fund Class F	5,162,943	66,756,859
Fidelity Series International Value Fund Class F	34,947,401	328,505,569
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		716,107,374
Emerging Markets Equity Funds - 3.2%
Fidelity Series Emerging Markets Fund Class F	12,182,191	209,290,044
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $854,821,886)		925,397,418
Bond Funds - 39.9%
	Shares	Value
High Yield Bond Funds - 7.4%
Fidelity Series Emerging Markets Debt Fund Class F	3,892,607	$ 43,402,568
Fidelity Series Floating Rate High Income Fund Class F	7,845,560	82,064,561
Fidelity Series High Income Fund Class F	30,379,560	314,124,654
Fidelity Series Real Estate Income Fund Class F	3,911,822	43,695,054
TOTAL HIGH YIELD BOND FUNDS		483,286,837
Inflation-Protected Bond Funds - 10.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	58,829,271	668,300,519
Investment Grade Bond Funds - 22.3%
Fidelity Series Investment Grade Bond Fund Class F	126,287,946	1,463,677,299
TOTAL BOND FUNDS (Cost $2,571,842,190)		2,615,264,655
Short-Term Funds - 9.5%

Fidelity Institutional Money Market Portfolio Class F	340,200,976	340,200,976
Fidelity Short Term Bond Fund Class F	33,313,470	286,162,706
TOTAL SHORT-TERM FUNDS (Cost $622,548,929)		626,363,682
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,362,535,346)		6,561,618,051
NET OTHER ASSETS (LIABILITIES) - 0.0%		(273,181)
NET ASSETS - 100%		$ 6,561,344,870
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $6,376,555,494. Net unrealized appreciation aggregated $185,062,557, of which $264,232,521 related to appreciated investment securities and $79,169,964 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2000 Fund

December 31, 2012

1.907101.103

FF-K-00-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.7%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund Class F (a)	1,618,119	$ 14,304,168
Domestic Equity Funds - 12.8%
Fidelity Blue Chip Growth Fund Class F	202,659	9,956,621
Fidelity Disciplined Equity Fund Class F	87,409	2,124,904
Fidelity Growth Company Fund Class F	159,872	14,909,676
Fidelity Series 100 Index Fund	357,906	3,371,478
Fidelity Series All-Sector Equity Fund Class F	1,210,074	14,496,682
Fidelity Series Equity Income Fund Class F	893,445	8,898,717
Fidelity Series Intrinsic Opportunities Fund Class F	179,329	1,827,360
Fidelity Series Large Cap Value Fund Class F	1,066,092	11,865,606
Fidelity Series Mega Cap Fund Class F	330,836	3,318,281
Fidelity Series Opportunistic Insights Fund Class F	661,002	6,623,236
Fidelity Series Real Estate Equity Fund Class F	104,096	1,260,606
Fidelity Series Small Cap Opportunities Fund Class F	340,394	3,771,563
Fidelity Series Stock Selector Large Cap Value Fund	888,790	8,905,675
Fidelity Small Cap Growth Fund Class F	132,282	2,105,933
Fidelity Small Cap Value Fund Class F	138,391	2,241,931
TOTAL DOMESTIC EQUITY FUNDS		95,678,269
TOTAL DOMESTIC EQUITY FUNDS (Cost $104,707,752)		109,982,437
International Equity Funds - 5.8%

Developed International Equity Funds - 4.5%
Fidelity Series International Growth Fund Class F	1,259,587	15,001,678
Fidelity Series International Small Cap Fund Class F	240,704	3,112,302
Fidelity Series International Value Fund Class F	1,630,020	15,322,190
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		33,436,170
Emerging Markets Equity Funds - 1.3%
Fidelity Series Emerging Markets Fund Class F	571,779	9,823,160
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $39,874,278)		43,259,330
Bond Funds - 40.5%
	Shares	Value
High Yield Bond Funds - 7.4%
Fidelity Series Emerging Markets Debt Fund Class F	373,412	$ 4,163,549
Fidelity Series Floating Rate High Income Fund Class F	894,367	9,355,079
Fidelity Series High Income Fund Class F	3,586,089	37,080,164
Fidelity Series Real Estate Income Fund Class F	446,467	4,987,034
TOTAL HIGH YIELD BOND FUNDS		55,585,826
Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,882,047	89,540,056
Investment Grade Bond Funds - 21.1%
Fidelity Series Investment Grade Bond Fund Class F	13,643,450	158,127,590
TOTAL BOND FUNDS (Cost $296,976,768)		303,253,472
Short-Term Funds - 39.0%

Fidelity Institutional Money Market Portfolio Class F	158,898,302	158,898,302
Fidelity Short Term Bond FundClass F	15,460,277	132,803,783
TOTAL SHORT-TERM FUNDS (Cost $289,654,060)		291,702,085
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $731,212,858)		748,197,324
NET OTHER ASSETS (LIABILITIES) - 0.0%		(31,565)
NET ASSETS - 100%		$ 748,165,759
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $732,134,139. Net unrealized appreciation aggregated $16,063,185, of which $19,748,724 related to appreciated investment securities and $3,685,539 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2013